UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2021

Date of reporting period:	November 1, 2020 — April 30, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Multi-Asset Absolute Return Fund

Semiannual report
4 | 30 | 21

Absolute return funds are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

FUND SYMBOL
CLASS A
PDMAX

Putnam Multi-Asset
Absolute Return
Fund

Semiannual report
4 | 30 | 21

Message from the Trustees

June 10, 2021

Dear Fellow Shareholder:

With summer at hand, it’s worth asking whether the economy has returned to normal. More than half of the 50 states have lifted pandemic-related restrictions. First-quarter growth in U.S. gross domestic product was 6%, reflecting a return nearly to pre-pandemic levels of economic output. The global economy is a different story. Beyond our shores, many nations lag the United States in vaccination rates and business activity.

While there are reasons to feel some relief, it’s important to recognize what may be a new normal. The pandemic is not in the past, and many of the changes precipitated by it could last. During this time, dynamic, well-managed companies have adapted to seize new, more sustainable growth opportunities.

Putnam’s active philosophy is well suited to this time. Putnam’s investment teams are analyzing companies, industries, consumers, and even governments. They try to understand the fundamentals of what has stayed the same and what has changed to uncover valuable investment insights or potential risks.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 9–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Returns for periods less than one year are cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/21. See above and pages 9–10 for additional fund performance information. Index descriptions can be found on page 15.

All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

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How did stocks perform during the period?

A number of factors drove positive performance for stocks over the period. Record fiscal and monetary stimulus, distribution of the world’s first Covid-19 vaccines, and signs of global economic recovery contributed to investor optimism.

Market momentum was periodically disrupted by concerns over a rising number of new Covid-19 variants, a global sell-off of technology stocks, and delays in the vaccine supply chain. Extended pandemic lockdowns in the United Kingdom and Europe also rattled investor confidence.

U.S. President Biden’s $1.9 trillion American Rescue Plan, signed in early March 2021, helped boost investor sentiment. For the six-month reporting period, the S&P 500 Index, a broad measure of stocks, posted a return of 28.85%.

How did bonds and commodities perform during the period?

Stimulus-fueled growth, accommodative monetary policy, and inflation expectations drove yields on all but very short-term government debt higher during the period. Many investors were concerned that inflationary

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Allocations are shown as a percentage of the fund’s net assets as of 4/30/21. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or from the use of derivatives.

pressures would eventually cause the Federal Reserve [Fed] to raise short-term interest rates sooner than expected. The rate-sensitive Bloomberg Barclays U.S. Aggregate Bond Index, a measure of investment-grade corporate bonds, reported a loss of 1.52% for the six-month period. The yield on the benchmark 10-year U.S. Treasury note rose to 1.65% on April 30, 2021, from 0.87% at the beginning of the reporting period.

Commodity prices surged during the period on the expectation that widespread administration of vaccines would bring about a sooner-than-anticipated return to global travel. Additionally, investors were encouraged by President Biden’s infrastructure spending plan, which is expected to stimulate significant demand for metal, lumber, and other commodities.

How did Putnam Multi-Asset Absolute Return Fund perform for the period?

The fund’s class A shares reported a return of 0.00% compared with a return of 0.05% for the fund’s benchmark, the ICE BofA U.S. Treasury Bill Index.

Before we discuss performance, can you provide an overview of the fund’s strategies?

Our investment approach for the fund seeks to achieve risk-and-return characteristics by dynamically allocating assets using a

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combination of directional [market sensitive] and non-directional [market neutral] strategies. The directional portion of the portfolio consists of two components: a risk-balanced portfolio of stocks and bonds designed to efficiently capture long-term market returns and a dynamic asset allocation overlay to reflect tactical views. The overlay consists of tactical longs and shorts to equities, rates, credit, and commodities based on the team’s expectations for each of these asset classes. The team manages both the composition and total level of risk, depending on market conditions and the prevailing opportunity set. The non-directional portion of the portfolio consists of long/short market neutral strategies intended to provide flexible uncorrelated sources of alpha.

What strategies had the biggest influence on fund performance?

Overall, directional strategies helped fund performance, while non-directional

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/21. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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strategies detracted. The equity portion of the risk-balanced portfolio and tactical positions to equity risk enhanced results. Tactically, the portfolio was modestly long for most of the period. Positive vaccine news and record fiscal stimulus moved equity markets higher. These conditions benefited the portfolio’s net long equity position, which was the fund’s largest contributor.

The fixed income portion of the risk-balanced portfolio finished negative, while our tactical positions to rate risk aided performance. We began the period with a modestly underweight position relative to the fund’s benchmark to rate risk. As interest rates moved slightly higher in the fourth quarter of 2020, this position helped results. As of December 2020, we moved our position to neutral. Overall, the portfolio held a net long position to rate risk, resulting in a negative contribution from rate exposures.

A tactical long position to commodity risk, implemented at the beginning of 2021, contributed positively to results. Modest tactical long positions relative to the fund’s benchmark to credit risk, implemented at the beginning and end of the reporting period, slightly aided results.

Non-directional strategies in total were negative over the reporting period. Performance was primarily a result of weakness from our equity selection alpha strategies. Most notable among these were our forensic accounting long/short, global equity long/short, and quantitative emerging-market equity long/short strategies. Our fixed income sector alpha strategy was slightly negative, largely from short positions to U.S. real yields. Our commodity alpha strategy was the fund’s largest positive non-directional contributor. Our alternative beta strategy experienced a similar gain. Our currency alpha and regional fixed income strategies also helped the portfolio, but to a lesser extent.

Our fixed income selection alpha strategy was slightly additive, primarily from structured mortgage credit.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

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How did the fund use derivatives during the period?

We used options in an effort to hedge duration and convexity, isolate and hedge prepayment risk, gain exposure to interest rates and securities, generate additional income for the portfolio, hedge against changes in the values of securities, enhance returns on securities, and manage downside risks. Futures were used to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash. Forward currency contracts were used as a means to hedge foreign exchange risk and gain exposure to currencies. Interest-rate swaps helped us to hedge interest-rate risk, gain exposure to interest rates, and hedge prepayment risk. Credit default contracts were used to help hedge credit and market risks, as well as gain exposure to individual names and/or baskets of securities. Lastly, total return swaps were used to help to hedge sector exposure, manage exposure to specific sectors, securities, or industries, and gain exposure to a basket of securities as well as specific sectors, industries, markets, and countries.

What is your outlook for the economy?

The global economy continues to recover, in our view, albeit at a slower pace. We remain encouraged by the current tailwinds for financial assets, which include the $1.9 trillion U.S. stimulus package, easy monetary conditions, potential infrastructure spending, and ample liquidity. Still, we anticipate volatility in the months ahead as investors weigh the continued rollout of vaccines and the pace of economic recovery against the potential for rising inflation and higher interest rates.

Until the Fed signals that it will taper its asset purchase program, we are likely to remain bullish on equities for the second half of 2021. In our view, the combination of pent-up demand and the Fed’s easy monetary policy makes a compelling case for equities.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

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In fixed income, our outlook on credit is modestly bullish. Banks have begun easing credit conditions for large corporate commercial and industrial loans. Additionally, the average total leverage for new high-yield issues is back to the low levels seen in 2013.

How is the fund positioned going forward?

Our outlook for the portfolio is modestly bullish. Overall, we have long positions in all asset classes. For our dynamic allocation overlay, we have a long position to commodity risk and modestly long positions to equity and credit risks.

We downgraded to a modestly short position to interest-rate risk close to period-end. We believe risks are skewed to higher yields. This is largely due to our expectations for continued economic momentum and the potential for an overreaction to temporary spikes in inflation. Upwards pressure on yields could extend into this summer, in our view, as the Fed moves closer to making a policy change.

Our position to inflation risk was upgraded to long at the beginning of 2021. We expect that increased distribution of vaccines, fiscal support, and easy monetary conditions will stimulate significant global demand for commodities this year. We also changed our position in credit risk to modestly long as of March 2021.

Overall portfolio risk is roughly balanced between the directional and non-directional portions of the portfolio. Most of the directional risk continues to be in equity exposures, while non-directional risk continues to be in the fund’s equity selection alpha strategies.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2021, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class P, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	2.72%	10.64%	1.02%	–0.43%	–0.09%	–10.87%	–3.76%	–2.37%	0.00%
After sales charge	2.23	4.28	0.42	–6.15	–1.26	–15.99	–5.64	–7.99	–5.75
Class B (12/23/08)
Before CDSC	2.21	4.22	0.41	–4.14	–0.84	–12.90	–4.50	–3.24	–0.40
After CDSC	2.21	4.22	0.41	–5.98	–1.23	–15.44	–5.44	–8.08	–5.38
Class C (12/23/08)
Before CDSC	2.22	4.23	0.42	–4.02	–0.82	–12.87	–4.49	–3.15	–0.30
After CDSC	2.22	4.23	0.42	–4.02	–0.82	–12.87	–4.49	–4.12	–1.30
Class P (8/31/16)
Net asset value	3.02	14.27	1.34	1.53	0.30	–9.82	–3.39	–1.98	0.29
Class R (12/23/08)
Net asset value	2.44	7.89	0.76	–1.62	–0.33	–11.54	–4.01	–2.61	–0.10
Class R6 (7/2/12)
Net asset value	3.03	14.38	1.35	1.34	0.27	–9.92	–3.42	–2.06	0.19
Class Y (12/23/08)
Net asset value	2.97	13.49	1.27	0.84	0.17	–10.18	–3.51	–2.17	0.19

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class P, R, R6, and Y shares have no initial sales charge or CDSC. Performance for class P and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B and C share performance reflects conversion to class A shares after eight years.

Multi-Asset Absolute Return Fund 9

Comparative index returns For periods ended 4/30/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
ICE BofA U.S.
Treasury Bill Index	0.58%	6.76%	0.66%	6.17%	1.20%	4.58%	1.50%	0.12%	0.05%
Bloomberg Barclays
U.S. Aggregate	3.91	39.59	3.39	16.98	3.19	16.39	5.19	–0.27	–1.52
Bond Index
S&P 500 Index	16.00	276.37	14.17	123.20	17.42	67.11	18.67	45.98	28.85

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value. All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

Fund price and distribution information For the six-month period ended 4/30/21

Distributions	Class A		Class B	Class C	Class P	Class R	Class R6	Class Y
	Before	After	Net	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value	value
10/31/20	$10.29	$10.92	$9.90	$9.86	$10.39	$10.09	$10.42	$10.36
4/30/21	10.29	10.92	9.86	9.83	10.42	10.08	10.44	10.38

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	2.68%	12.03%	1.14%	–1.11%	–0.22%	–10.36%	–3.58%	–4.31%	–2.76%
After sales charge	2.18	5.59	0.55	–6.80	–1.40	–15.51	–5.46	–9.81	–8.35
Class B (12/23/08)
Before CDSC	2.16	5.45	0.53	–4.64	–0.95	–12.30	–4.28	–4.95	–3.16
After CDSC	2.16	5.45	0.53	–6.47	–1.33	–14.86	–5.22	–9.70	–8.00
Class C (12/23/08)
Before CDSC	2.17	5.56	0.54	–4.70	–0.96	–12.36	–4.30	–5.06	–3.17
After CDSC	2.17	5.56	0.54	–4.70	–0.96	–12.36	–4.30	–6.01	–4.14
Class P (8/31/16)
Net asset value	2.97	15.60	1.46	0.74	0.15	–9.31	–3.21	–4.00	–2.64
Class R (12/23/08)
Net asset value	2.39	9.25	0.89	–2.40	–0.48	–11.04	–3.82	–4.58	–2.91
Class R6 (7/2/12)
Net asset value	2.99	15.83	1.48	0.65	0.13	–9.41	–3.24	–3.99	–2.63
Class Y (12/23/08)
Net asset value	2.92	14.92	1.40	0.15	0.03	–9.66	–3.33	–4.01	–2.65

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 10/31/20*	0.90%	1.65%	1.65%	0.50%	1.15%	0.54%	0.65%
Total annual operating expenses for the
fiscal year ended 10/31/20	0.94%	1.69%	1.69%	0.54%	1.19%	0.58%	0.69%
Annualized expense ratio for the
six-month period ended 4/30/21†	0.86%	1.61%	1.61%	0.44%	1.11%	0.48%	0.61%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.04%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 2/28/22.

† Includes a decrease of 0.34% from annualizing the performance fee adjustment for the six months ended 4/30/21.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/20 to 4/30/21. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.26	$7.97	$7.97	$2.19	$5.50	$2.38	$3.03
Ending value (after expenses)	$1,000.00	$996.00	$997.00	$1,002.90	$999.00	$1,001.90	$1,001.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/21, use the following calculation method. To find the value of your investment on 11/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.31	$8.05	$8.05	$2.21	$5.56	$2.41	$3.06
Ending value (after expenses)	$1,020.53	$1,016.81	$1,016.81	$1,022.61	$1,019.29	$1,022.41	$1,021.77

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

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Consider these risks before investing

Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful. The fund may not achieve its goal, and it is not intended to be a complete investment program. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund is not intended to outperform stocks and bonds during strong market rallies. The fund’s prospectus lists additional risks. You can lose money by investing in the fund.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class P shares require no minimum initial investment amount and no minimum subsequent investment amount. There is no initial or deferred sales charge. They are available only to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-throughs” have their principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The

14 Multi-Asset Absolute Return Fund

streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

○ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Multi-Asset Absolute Return Fund 15

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2021, Putnam employees had approximately $580,000,000 and the Trustees had approximately $81,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

16 Multi-Asset Absolute Return Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Multi-Asset Absolute Return Fund 17

The fund’s portfolio 4/30/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (45.3%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$62,926	$72,325
5.00%, 5/20/49	175,214	196,835
4.00%, TBA, 5/1/51	5,000,000	5,337,500
3.50%, with due dates from 10/20/49 to 11/20/49	93,454	101,773
		5,708,433
U.S. Government Agency Mortgage Obligations (44.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 8/1/43	361,368	396,026
3.00%, 3/1/43	295,727	315,569
Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38	841,252	966,474
5.00%, with due dates from 1/1/49 to 8/1/49	92,662	103,644
4.50%, 5/1/49	25,475	28,050
3.50%, 6/1/56	1,821,623	2,007,143
3.50%, with due dates from 6/1/42 to 7/1/43	650,380	708,545
3.00%, with due dates from 2/1/43 to 2/1/43	725,760	774,455
Uniform Mortgage-Backed Securities
5.50%, TBA, 5/1/51	3,000,000	3,358,359
4.50%, TBA, 5/1/51	2,000,000	2,178,750
4.00%, TBA, 5/1/51	49,000,000	52,644,375
3.50%, TBA, 6/1/51	47,000,000	49,946,679
3.50%, TBA, 5/1/51	56,000,000	59,596,253
3.00%, TBA, 6/1/51	2,000,000	2,092,812
3.00%, TBA, 5/1/51	6,000,000	6,282,656
2.50%, TBA, 6/1/51	46,000,000	47,595,625
2.50%, TBA, 5/1/51	46,000,000	47,707,032
2.00%, TBA, 5/1/51	28,000,000	28,273,437
		304,975,884
Total U.S. government and agency mortgage obligations (cost $309,523,802)		$310,684,317

	Principal
U.S. TREASURY OBLIGATIONS (0.1%)*	amount	Value
U.S. Treasury Notes
1.625%, 9/30/26 [i]	$175,000	$181,438
1.125%, 2/28/27 [i]	310,000	311,823
0.125%, 9/30/22 [i]	112,000	112,025
Total U.S. treasury obligations (cost $605,286)		$605,286

COMMON STOCKS (15.1%)*	Shares	Value
Basic materials (1.6%)
Anglo American Platinum, Ltd. (South Africa)	12,919	$1,768,101
Anhui Conch Cement Co., Ltd. Class H (China)	211,500	1,264,739
China Resources Cement Holdings, Ltd. (China)	484,000	527,756
Kossan Rubber Industries (Malaysia)	322,400	349,442
Kumba Iron Ore, Ltd. (South Africa)	15,823	718,273
MMC Norilsk Nickel PJSC ADR (Russia)	47,387	1,607,841

18 Multi-Asset Absolute Return Fund

COMMON STOCKS (15.1%)* cont.	Shares	Value
Basic materials cont.
Press Metal Aluminium Holdings Bhd (Malaysia)	133,000	$168,831
Southern Copper Corp. (Peru)	24,169	1,677,570
Vale SA ADR (Brazil)	146,281	2,943,174
		11,025,727
Capital goods (0.6%)
DL Holdings Co., Ltd. (South Korea)	3,936	334,738
Frontken Corp Bhd (Malaysia)	167,550	128,432
Haitian International Holdings, Ltd. (China)	264,000	1,075,678
Hartalega Holdings Bhd (Malaysia)	158,800	398,512
Hyundai Mobis Co., Ltd. (South Korea)	2,439	592,017
Samsung Engineering Co., Ltd. (South Korea) †	26,871	419,123
Sri Trang Gloves Thailand PCL (Thailand)	447,400	635,807
United Integrated Services Co., Ltd. (Taiwan)	38,000	331,257
		3,915,564
Communication services (0.3%)
Advanced Info Service PCL (Thailand)	256,800	1,410,287
Far EasTone Telecommunications Co., Ltd. (Taiwan)	73,000	170,132
Hellenic Telecommunications Organization SA (Greece)	30,722	521,160
KT Corp. (South Korea)	7,992	203,689
		2,305,268
Consumer cyclicals (0.9%)
Com7 PCL (Thailand)	281,700	667,214
Feng Tay Enterprise Co., Ltd. (Taiwan)	15,000	111,427
iHeartMedia, Inc. Class A †	26,640	509,890
Kia Corp. (South Korea)	15,871	1,098,635
Lite-On Technology Corp. (Taiwan)	240,000	549,028
NICE Information Service Co., Ltd. (South Korea)	7,293	143,585
Nien Made Enterprise Co., Ltd. (Taiwan)	50,000	809,079
President Chain Store Corp. (Taiwan)	36,000	349,264
Sinotruk Hong Kong, Ltd. (China)	187,000	460,293
Top Glove Corp. Bhd (Malaysia)	453,700	625,770
Zhongsheng Group Holdings, Ltd. (China)	133,000	1,007,634
		6,331,819
Consumer staples (1.7%)
BIM Birlesik Magazalar AS (Turkey)	17,308	135,893
Charoen Pokphand Foods PCL (Thailand)	1,526,800	1,421,990
China Feihe, Ltd. (China)	255,000	727,141
Coca-Cola Icecek AS (Turkey)	25,672	244,510
Dino Polska SA (Poland) †	8,782	570,151
Hindustan Unilever, Ltd. (India)	35,923	1,141,500
Indofood Sukses Makmur Tbk PT (Indonesia)	441,100	199,251
JD.com, Inc. ADR (China) †	29,859	2,309,892
Marfrig Global Foods SA (Brazil)	97,100	346,604
Orion Corp./Republic of Korea (South Korea)	2,884	303,347
Vipshop Holdings, Ltd. ADR (China) †	27,376	842,360
Want Want China Holdings, Ltd. (China)	2,051,000	1,486,548
Yum China Holdings, Inc. (China)	32,004	2,013,692
		11,742,879

Multi-Asset Absolute Return Fund 19

COMMON STOCKS (15.1%)* cont.	Shares	Value
Energy (0.4%)
CHC Group, LLC †	13,995	$294
China Shenhua Energy Co., Ltd. (China)	378,000	788,336
Ecopetrol SA ADR (Colombia) S	26,666	315,459
Lukoil PJSC ADR (Russia)	20,544	1,575,314
Petronas Gas Bhd (Malaysia)	34,800	133,715
		2,813,118
Financials (2.7%)
Agile Group Holdings, Ltd. (China)	336,000	526,855
Banco Bradesco SA (Brazil)	281,600	1,236,395
Banco Macro SA ADR (Argentina) † S	25,040	334,785
Banco Santander (Brasil) S.A. (Units) (Brazil)	244,171	1,731,926
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	311,600	70,539
Bursa Malaysia Bhd (Malaysia)	149,600	307,863
Chailease Holding Co., Ltd. (Taiwan)	143,480	1,037,589
China Minsheng Banking Corp., Ltd. Class H (China)	1,476,000	758,165
Country Garden Services Holdings Co, Ltd. (China)	249,000	2,612,533
CTBC Financial Holding Co., Ltd. (Taiwan)	554,000	452,196
Fubon Financial Holding Co., Ltd. (Taiwan)	134,000	307,980
Hana Financial Group, Inc. (South Korea)	53,946	2,213,903
Hong Leong Bank Bhd (Malaysia)	37,300	162,261
KB Financial Group, Inc. (South Korea)	44,067	2,167,002
KWG Property Holdings, Ltd. (China)	45,500	73,102
Logan Group Co., Ltd. (China)	247,000	393,025
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	227,500	2,487,995
Qualitas Controladora SAB de CV (Mexico)	19,898	108,296
RHB Bank Bhd (Malaysia)	543,300	690,995
Ruentex Development Co., Ltd. (Taiwan)	62,000	117,861
Stearns Holdings, LLC Class B F	70,164	157,167
Tisco Financial Group PCL (Thailand)	114,400	339,847
		18,288,280
Health care (0.4%)
Advanz Pharma Corp., Ltd. (Canada) †	8,181	137,441
Celltrion, Inc. (South Korea)	321	76,762
Cipla, Ltd./India (India) †	22,513	276,684
Dr Reddy’s Laboratories, Ltd. (India)	20,037	1,396,646
Hengan International Group Co., Ltd. (China)	28,000	181,494
Hypera SA (Brazil)	79,058	504,441
Seegene, Inc. (South Korea)	4,692	394,814
		2,968,282
Technology (6.4%)
Alibaba Group Holding, Ltd. (China) †	228,624	6,622,296
Globalwafers Co., Ltd. (Taiwan)	56,000	1,732,145
HCL Technologies, Ltd. (India)	9,626	116,822
Infosys, Ltd. (India)	140,923	2,576,652
LG Electronics, Inc. (South Korea)	14,288	2,023,068
Meituan Dianping Class B (China) †	8,800	337,601
Parade Technologies, Ltd. (Taiwan)	18,000	892,493
Pegatron Corp. (Taiwan)	111,000	292,471
Quanta Computer, Inc. (Taiwan)	259,000	912,383

20 Multi-Asset Absolute Return Fund

COMMON STOCKS (15.1%)* cont.	Shares	Value
Technology cont.
Radiant Opto-Electronics Corp. (Taiwan)	152,000	$699,245
Realtek Semiconductor Corp. (Taiwan)	73,000	1,390,327
Samsung Electro-Mechanics Co., Ltd. (South Korea)	781	125,679
Samsung Electronics Co., Ltd. (South Korea)	99,280	7,274,077
Synnex Technology International Corp. (Taiwan)	182,000	362,918
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	47,651	5,562,778
Tata Consultancy Services, Ltd. (India)	53,843	2,206,602
Tech Mahindra, Ltd. (India)	128,171	1,661,824
Tencent Holdings, Ltd. (China)	60,100	4,820,225
United Microelectronics Corp. (Taiwan)	1,163,000	2,360,724
Wipro, Ltd. (India)	309,174	2,056,708
		44,027,038
Utilities and power (0.1%)
Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)	89,900	446,848
Glow Energy PCL (Thailand) F	35,800	12
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	27,288
		474,148
Total common stocks (cost $66,595,729)		$103,892,123

	Principal
COMMODITY LINKED NOTES (12.1%)*†††	amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.13%, 2021 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6
Excess Return Strategy multiplied by 3)	$791,000	$795,246
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.11%, 2022 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6
Excess Return Strategy multiplied by 3)	11,630,000	10,745,307
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD
LIBOR less 0.06%, 2022 (Indexed to the Citi Commodities F3 vs F0 —
4x Leveraged Index multiplied by 3)	12,420,000	11,031,034
Citigroup Global Markets Holdings, Inc. 144A sr. notes, 2021 (Indexed
to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	13,045,000	17,342,645
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD
LIBOR less 0.05%, 2022 (Indexed to the S&P GSCI Light Energy Excess
Return Index multiplied by 3)	4,910,000	7,133,837
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the
S&P GSCI Light Energy Excess Return Index multiplied by 3)	16,425,000	23,960,673
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD
LIBOR less 0.06%, 2022 (Indexed to the S&P GSCI Light Energy Excess
Return Index multiplied by 3)	10,386,000	11,842,958
Total commodity Linked Notes (cost $69,607,000)		$82,851,700

INVESTMENT COMPANIES (10.7%)*	Shares	Value
Communication Services Select Sector SPDR Fund S	309,700	$24,172,085
Consumer Discretionary Select Sector SPDR Fund	67,000	11,987,640
Consumer Staples Select Sector SPDR Fund S	183,100	12,740,098
Materials Select Sector SPDR Fund S	294,300	24,438,672
Total investment companies (cost $61,049,625)		$73,338,495

Multi-Asset Absolute Return Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (9.7%)*	amount	Value
Agency collateralized mortgage obligations (6.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR)
+ 16.95%), 16.653%, 6/15/34	$86,607	$105,661
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.50%), 6.385%, 10/15/40	1,305,845	288,604
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%),
5.885%, 5/15/41	1,000,597	1,059,968
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	728,873	95,470
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	1,330,806	52,199
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,654,328	228,757
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	637,629	37,483
REMICs Ser. 5060, Class EI, IO, 3.50%, 1/25/51	2,909,334	498,037
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	409,309	45,708
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	466,818	11,974
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	201,219	982
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	1,745,852	190,759
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	718,657	4,888
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	7,322,215	951,888
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	1,676,685	165,657
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,034,032	231,345
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	2,480,307	247,044
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,169,435	74,267
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	2,217,226	151,533
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO,
0.435%, 11/15/28 W	109,866	1,516
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO,
0.283%, 10/25/43 W	484,591	4,846
Structured Pass-Through Certificates Ser. 48, Class A2, IO,
0.212%, 7/25/33 W	769,485	5,771
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	8,743	8,306
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	7,114	6,687
Strips Ser. 315, PO, zero %, 9/15/43	1,358,207	1,222,014
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR)
+ 27.50%), 26.969%, 5/25/35	40,728	58,156
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR)
+ 23.10%), 22.729%, 11/25/35	36,082	52,680
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
12.688%, 5/25/40	423,094	516,175
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,715,577	582,014
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.994%, 2/25/47	6,611,071	1,319,305
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 5.75%), 5.644%, 10/25/47	7,254,855	1,300,766
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	2,390,539	464,947
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	3,658,097	722,474
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	19,366	3,439
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	708,707	80,258
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	6,392,837	1,219,522
REMICs Ser. 12-104, Class QI, IO, 4.50%, 5/25/42	898,361	135,919

22 Multi-Asset Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (9.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 14-47, Class IP, IO, 4.00%, 3/25/44	$1,986,402	$190,256
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,607,689	367,509
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,327,962	88,012
REMICs Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	741,208	37,404
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	363,837	20,408
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	736,352	40,718
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	881,184	74,664
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	1,580,945	197,039
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	1,524,327	162,923
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	1,308,425	72,875
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,161,889	61,015
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,064,997	21,692
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	1,375,084	33,013
REMICs Trust Ser. 98-W2, Class X, IO, 2.156%, 6/25/28 W	730,982	23,757
REMICs Trust Ser. 98-W5, Class X, IO, 0.963%, 7/25/28 W	220,306	6,345
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	4,795	4,443
Government National Mortgage Association
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%),
6.184%, 8/20/50	4,126,837	913,063
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
6.134%, 7/20/48	3,158,438	499,583
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
6.034%, 9/20/43	428,547	83,901
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.984%, 7/16/43	504,069	84,568
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.934%, 2/20/50	216,783	26,547
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.934%, 8/20/49	158,481	23,144
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.934%, 6/20/49	206,959	26,490
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.934%, 2/20/41	929,726	151,254
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	2,964,129	542,940
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,520,502	300,527
Ser. 14-76, IO, 5.00%, 5/20/44	1,721,933	304,975
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	1,406,280	225,483
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	3,435,266	708,851
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	604,778	107,348
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	7,914	722
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	415,802	81,732
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	652,465	125,185
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,143,554	420,672
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,656,130	322,945
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	559,375	97,582
Ser. 16-49, IO, 4.50%, 11/16/45	1,708,628	306,329
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	2,921,628	520,817
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,862,628	193,304
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,368,220	268,732

Multi-Asset Absolute Return Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (9.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	$289,489	$24,178
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	954,096	86,934
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	476,710	83,061
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	777,804	127,694
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	557,843	85,796
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	316,890	59,578
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	496,749	44,896
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,128,664	563,160
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,904,175	267,639
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	489,885	42,702
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	709,811	91,373
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	317,021	44,383
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,020,306	156,668
Ser. 14-104, IO, 4.00%, 3/20/42	3,031,285	392,836
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	904,682	91,173
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	1,510,562	152,801
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	1,406,881	23,457
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	4,907,791	596,826
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,121,434	112,357
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	988,846	93,940
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	317,314	7,574
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	933,594	64,536
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	781,700	88,981
Ser. 12-145, IO, 3.50%, 12/20/42	1,098,870	203,017
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	240,124	26,666
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	457,887	33,998
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	643,936	37,026
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	577,481	14,114
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	1,077,406	59,345
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	906,715	29,427
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	2,385,725	131,627
Ser. 183, Class AI, IO, 3.50%, 10/20/39	946,738	24,882
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,693,046	138,672
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39	357,537	1,852
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,188,293	34,223
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	2,364,333	57,486
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	1,163,527	52,359
FRB Ser. 16-H16, Class DI, IO, 2.623%, 6/20/66 W	4,442,512	368,991
Ser. 17-H02, Class BI, IO, 2.457%, 1/20/67 W	5,532,723	507,096
FRB Ser. 15-H16, Class XI, IO, 2.397%, 7/20/65 W	8,243,817	713,090
Ser. 16-H04, Class HI, IO, 2.386%, 7/20/65 W	4,818,807	275,154
Ser. 16-H23, Class NI, IO, 2.385%, 10/20/66 W	7,074,772	596,403
Ser. 15-H20, Class CI, IO, 2.205%, 8/20/65 W	13,389,188	1,142,098
Ser. 16-H11, Class HI, IO, 2.105%, 1/20/66 W	4,596,798	278,157
Ser. 15-H24, Class HI, IO, 2.041%, 9/20/65 W	14,420,863	673,425
Ser. 15-H15, Class JI, IO, 1.959%, 6/20/65 W	9,464,472	778,926
Ser. 15-H25, Class BI, IO, 1.954%, 10/20/65 W	12,017,035	963,766
Ser. 15-H26, Class DI, IO, 1.911%, 10/20/65 W	5,192,450	417,753

24 Multi-Asset Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (9.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H19, Class NI, IO, 1.91%, 7/20/65 W	$12,723,496	$956,807
Ser. 15-H25, Class EI, IO, 1.864%, 10/20/65 W	8,588,393	626,094
Ser. 16-H02, Class BI, IO, 1.843%, 11/20/65 W	12,607,294	1,016,148
Ser. 15-H18, Class IA, IO, 1.835%, 6/20/65 W	5,102,578	268,906
Ser. 15-H10, Class CI, IO, 1.805%, 4/20/65 W	13,744,587	949,751
Ser. 15-H26, Class GI, IO, 1.80%, 10/20/65 W	8,563,753	585,761
Ser. 15-H09, Class AI, IO, 1.758%, 4/20/65 W	8,708,580	592,950
Ser. 16-H03, Class AI, IO, 1.753%, 1/20/66 W	9,697,493	671,435
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65 W	8,922,566	581,751
Ser. 17-H14, Class DI, IO, 1.706%, 6/20/67 W	8,821,807	468,438
Ser. 15-H09, Class BI, IO, 1.688%, 3/20/65 W	12,382,323	785,584
Ser. 14-H21, Class AI, IO, 1.659%, 10/20/64 W	10,045,042	716,252
Ser. 15-H25, Class AI, IO, 1.617%, 9/20/65 W	12,040,955	763,397
Ser. 15-H10, Class EI, IO, 1.615%, 4/20/65 W	9,044,549	357,441
Ser. 15-H24, Class BI, IO, 1.605%, 8/20/65 W	13,241,609	436,152
Ser. 15-H14, Class BI, IO, 1.558%, 5/20/65 W	13,517,877	481,858
Ser. 16-H04, Class KI, IO, 1.533%, 2/20/66 W	8,529,752	481,010
Ser. 11-H15, Class AI, IO, 1.533%, 6/20/61 W	3,157,802	145,625
Ser. 16-H07, Class HI, IO, 1.495%, 2/20/66 W	5,995,542	479,643
Ser. 16-H08, Class GI, IO, 1.429%, 4/20/66 W	11,767,806	542,425
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO,
0.431%, 9/19/27 W	72,530	276
		42,655,586
Commercial mortgage-backed securities (2.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.622%, 1/15/49 W	122,977	1
Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1,
Class C, 6.786%, 2/10/51 (In default) † W	1,107,980	99,718
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB
Ser. 05-1, Class C, 5.665%, 11/10/42 (In default) † W	721,000	194,670
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.541%, 1/12/45 W	884,000	720,460
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	806,000	620,620
Ser. 05-PWR7, Class C, 5.235%, 2/11/41 W	489,000	552,265
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 5.008%, 5/10/47 W	315,000	296,071
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	725,000	190,568
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,056,000	757,395
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.267%, 5/15/38 W	26,369	201
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47 W	1,168,000	724,160
FRB Ser. 06-GG8, Class X, IO, 1.27%, 11/10/39 W	7,977,271	80
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.96%, 2/15/47 W	2,751,000	1,319,272
FRB Ser. 13-C14, Class E, 4.847%, 8/15/46 W	1,491,000	912,574
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 07-LDPX, Class X, IO, 0.581%, 1/15/49 W	38,043	—

Multi-Asset Absolute Return Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (9.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.313%, 5/15/45 W	$766,000	$337,113
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	370,000	244,724
Ser. 12-C6, Class G, 2.972%, 5/15/45 W	1,166,000	386,393
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.336%, 2/15/40 W	87,259	4
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC,
IO, 1.394%, 12/12/49 W	34,530	105
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.497%, 8/15/46 W	1,350,000	67,365
FRB Ser. 13-C11, Class F, 4.497%, 8/15/46 W	1,720,000	567,600
FRB Ser. 13-C10, Class D, 4.217%, 7/15/46 W	2,538,000	1,423,298
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	316,934	31,693
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	1,678,986	1,653,019
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G,
5.434%, 7/15/49 W	795,000	288,145
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F,
5.00%, 5/10/63 W	853,000	245,237
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO,
0.455%, 11/15/48 W	904,663	27
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21,
Class E, 5.273%, 10/15/44 W	435,547	400,703
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.405%, 7/15/46 W	1,041,000	520,500
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.317%, 6/15/44 W	87,000	60,973
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,355,000	379,400
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	367,000	53,325
FRB Ser. 13-C15, Class D, 4.626%, 8/15/46 W	673,004	337,408
FRB Ser. 12-C10, Class E, 4.574%, 12/15/45 W	697,000	209,100
		13,594,187
Residential mortgage-backed securities (non-agency) (1.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.296%, 5/25/47	368,735	206,591
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D,
(1 Month US LIBOR + 0.35%), 0.456%, 3/25/37	681,450	629,955
Countrywide Home Loans Mortgage Pass-Through Trust FRB
Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.726%, 4/25/35	241,915	208,482
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 10.109%, 7/25/28	1,226,493	1,391,474
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2,
(1 Month US LIBOR + 11.00%), 11.106%, 10/25/48	161,000	186,273
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2,
(1 Month US LIBOR + 10.50%), 10.606%, 3/25/49	63,000	69,323
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2,
(1 Month US LIBOR + 8.15%), 8.256%, 7/25/49	92,000	98,393

26 Multi-Asset Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (9.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3,
Class B1, (1 Month US LIBOR + 5.75%), 5.856%, 7/25/50	$95,000	$101,349
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M,
4.50%, 2/25/59 W	458,000	474,989
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 3.806%, 12/25/30	82,000	84,324
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.756%, 1/25/49	101,970	103,956
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 2.556%, 3/25/49	11,147	11,335
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 12.356%, 9/25/28	2,216,178	2,728,446
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.806%, 4/25/28	878,927	931,849
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 5.656%, 4/25/28	60,941	64,252
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.106%, 7/25/25	54,131	54,817
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 4.956%, 10/25/29	265,000	283,297
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 4.656%, 2/25/25	19,863	19,975
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.556%, 2/25/30	451,000	471,154
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 4.106%, 5/25/25	34,269	34,822
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 4.106%, 5/25/25	47,902	48,509
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 3.706%, 1/25/30	346,000	358,287
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 2.906%, 2/25/30	79,809	81,323
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	82,669	84,299
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%),
0.346%, 5/25/47	162,861	122,401
MortgageIT Trust FRB Ser. 04-1, Class M2, (1 Month US LIBOR
+ 1.01%), 1.111%, 11/25/34	153,305	147,396
Pretium Mortgage Credit Partners, LLC 144A FRB Ser. 20-RPL1,
Class A1, 3.819%, 5/27/60	230,900	232,507
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1,
(1 Month US LIBOR + 0.43%), 0.536%, 5/25/46	170,370	152,481
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1,
(1 Month US LIBOR + 0.16%), 0.426%, 1/25/37	192,165	184,550
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%),
0.956%, 5/25/47	144,351	120,573
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
0.286%, 1/25/37	738,854	704,121
		10,391,503
Total mortgage-backed securities (cost $80,524,498)		$66,641,276

Multi-Asset Absolute Return Fund 27

	Expiration	Strike
WARRANTS (1.7%)*†	date	price	Warrants	Value
Bank of Shanghai Co., Ltd. (China)	12/30/21	$0.00	234,800	$296,627
Focus Media Information Technology Co.,
Ltd. (China)	4/12/23	0.00	76,100	126,696
Foshan Haitian Flavouring & Food Co.,
Ltd. (China)	5/11/22	0.00	22,400	586,378
Frontken Corp Bhd (Malaysia)	5/3/26	0.00	55,850	12,952
Hundsun Technologies, Inc. 144A (China)	7/29/21	0.00	58,700	833,041
Jiangsu Hengli Hydraulic Co., Ltd. 144A
Class A (China)	3/23/22	0.00	41,300	548,540
Jiangsu Hengrui Medicine Co., Ltd. (China)	4/12/22	0.00	54,700	710,466
Luenmei Quantum Co., Ltd. 144A Class A (China)	12/2/21	0.00	112,600	158,075
Offcn Education Technology Co., Ltd. (China)	4/12/22	0.00	222,900	877,829
Poly Developments and Holdings Group Co., Ltd.
144A (China)	7/29/21	0.00	580,800	1,255,783
RiseSun Real Estate Development Co., Ltd. 144A
Class A (China)	11/2/21	0.00	642,100	610,862
Sany Heavy Industry Co., Ltd. 144A
Class A (China)	1/17/22	0.00	274,600	1,309,597
Seazen Holdings Co., Ltd. (China)	6/3/22	0.00	57,300	398,584
Shandong Buchang Pharmaceuticals Co., Ltd.
144A Class A (China)	12/2/21	0.00	113,177	399,222
Shenzhen Mindray Bio-Medical Electronics Co.,
Ltd. (China)	12/10/21	0.00	29,100	2,095,872
Suofeiya Home Collection Co., Ltd. 144A
Class A (China)	6/14/21	0.00	179,700	808,163
Wens Foodstuffs Group Co., Ltd. (China)	4/12/22	0.00	224,000	497,816
Total warrants (cost $11,422,044)				$11,526,503

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (1.3%)*	amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%,
5/9/28 (Angola)	$270,000	$276,744
Argentina (Republic of) 144A sr. unsec. notes 3.00%,
2/1/29 (Argentina)	542,411	307,818
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS,
6.50%, 2/15/23 (Argentina) (In default) †	255,000	109,204
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%,
2/15/48 (Dominican Republic)	208,000	228,800
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)	183,000	212,966
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)	303,000	343,148
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%,
3/1/29 (Egypt)	200,000	216,745
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%,
1/15/32 (Egypt)	510,000	521,730
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%,
5/29/24 (Egypt)	270,000	285,188
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%,
3/26/32 (Ghana)	340,000	341,700
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)	1,005,000	1,138,153

28 Multi-Asset Absolute Return Fund

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (1.3%)* cont.		amount	Value
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		$300,000	$341,622
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		1,310,000	1,388,600
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%,
3/22/30 (Ivory Coast)	EUR	190,000	239,826
Mongolia International Bond sr. unsec. unsub. notes Ser. REGS,
5.125%, 12/5/22 (Mongolia)		$320,000	331,198
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%,
10/22/25 (Saudi Arabia)		272,000	288,984
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		1,260,000	1,315,125
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)		247,000	259,963
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		383,000	368,155
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †		815,000	83,538
Total foreign government and agency bonds and notes (cost $8,449,280)			$8,599,207

		Principal
ASSET-BACKED SECURITIES (1.2%)*		amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 2.90%), 3.076%, 7/25/24		$1,011,000	$1,011,607
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%),
1.006%, 10/25/53		455,000	455,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%),
0.906%, 11/25/53		274,000	274,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.906%, 6/25/52		1,450,000	1,449,094
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%),
1.95%, 7/21/21		783,000	783,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%),
1.815%, 4/22/22		512,000	512,000
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.70%),
1.459%, 10/8/21		449,000	449,000
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%),
1.456%, 7/15/21		769,000	769,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%),
1.265%, 10/15/21		777,000	777,000
Station Place Securitization Trust 144A
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%),
1.606%, 10/10/21		549,000	549,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%),
1.476%, 12/10/21		545,000	545,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%),
0.91%, 4/25/22		568,000	568,000
Total asset-backed securities (cost $8,142,000)			$8,141,701

Multi-Asset Absolute Return Fund 29

	Principal
CORPORATE BONDS AND NOTES (0.2%)*	amount	Value
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB
3.875%, 4/15/31 (Brazil)	$220,000	$213,620
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	60,000	67,275
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	127,000	143,510
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.60%, 1/3/31 (Brazil)	232,000	250,444
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	1,809,000	79,144
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB
7.69%, 1/23/50 (Mexico)	242,000	232,949
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB
5.95%, 1/28/31 (Mexico)	130,000	125,502
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	35,000	36,950
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	400,000	423,500
Total corporate bonds and notes (cost $2,172,878)		$1,572,894

PURCHASED SWAP OPTIONS OUTSTANDING (—%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26
(United Kingdom)	Jun-21/1.08	$25,774,700	$90,469
Total purchased swap options outstanding (cost $164,958)			$90,469

	Principal amount/
SHORT-TERM INVESTMENTS (60.9%)*	shares	Value
ABN AMRO Funding USA, LLC commercial paper 0.200%, 8/2/21	$4,000,000	$3,998,194
Atlantic Asset Securitization, LLC asset backed commercial paper
0.180%, 5/19/21	4,000,000	3,999,762
Australia & New Zealand Banking Group, Ltd. commercial paper
0.100%, 5/10/21	4,000,000	3,999,908
Barclays Bank PLC CCP asset backed commercial paper
0.160%, 6/14/21	4,000,000	3,999,175
BPCE SA commercial paper 0.110%, 5/3/21	4,000,000	3,999,974
Chariot Funding, LLC asset backed commercial paper
0.150%, 6/17/21	4,000,000	3,999,242
CRC Funding, LLC asset backed commercial paper 0.130%, 7/8/21	4,000,000	3,998,896
DNB Bank ASA commercial paper 0.165%, 6/24/21	4,000,000	3,999,528
Export Development Canada commercial paper 0.050%, 5/17/21	3,000,000	2,999,940
Federal Home Loan Banks discount notes commercial paper
0.090%, 6/18/21	4,000,000	4,000,000
FMS Wertmanagement commercial paper 0.150%, 6/28/21	5,000,000	4,999,115
ING (U.S.) Funding, LLC commercial paper 0.140%, 6/18/21	3,150,000	3,149,575
Liberty Street Funding, LLC asset backed commercial paper
0.130%, 5/27/21	4,000,000	3,999,640
Lloyds Bank PLC commercial paper 0.140%, 7/1/21	4,100,000	4,099,217
Manhattan Asset Funding Co., LLC asset backed commercial
paper 0.140%, 7/1/21	6,000,000	5,998,440

30 Multi-Asset Absolute Return Fund

	Principal amount/
SHORT-TERM INVESTMENTS (60.9%)* cont.		shares	Value
MetLife Short Term Funding, LLC asset backed commercial paper
0.070%, 5/27/21		$4,813,000	$4,812,747
Mitsubishi UFJ Trust & Banking Corp./NY commercial paper
0.200%, 8/5/21		4,250,000	4,248,317
Mizuho Bank, Ltd./Singapore commercial paper 0.120%, 6/16/21		3,500,000	3,499,420
National Bank of Canada commercial paper 0.140%, 6/1/21		4,000,000	3,999,709
Nationwide Building Society commercial paper 0.085%, 5/6/21		4,000,000	3,999,954
Nordea Bank ABP commercial paper 0.100%, 5/18/21		4,500,000	4,499,834
Old Line Funding, LLC asset backed commercial paper
0.080%, 5/17/21		4,000,000	3,999,818
Putnam Cash Collateral Pool, LLC 0.10% [d]	Shares	52,691,058	52,691,058
Putnam Short Term Investment Fund Class P 0.10% L	Shares	165,955,230	165,955,230
Skandinaviska Enskilda Banken AB commercial paper
0.130%, 6/2/21		$4,000,000	3,999,697
Societe Generale SA commercial paper 0.155%, 8/2/21		3,750,000	3,748,717
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.03% P	Shares	4,643,000	4,643,000
Swedbank AB commercial paper 0.150%, 6/18/21		$4,000,000	3,999,640
Thunder Bay Funding, LLC asset backed commercial paper
0.110%, 6/10/21		3,200,000	3,199,581
Total Capital Canada, Ltd. commercial paper 0.130%, 7/7/21		4,000,000	3,999,298
U.S. Treasury Bills 0.088%, 5/11/21 # ∆		5,000,000	4,999,991
U.S. Treasury Bills 0.078%, 5/13/21 ∆		5,500,000	5,499,997
U.S. Treasury Bills 0.079%, 5/25/21 # ∆ §		10,800,000	10,799,968
U.S. Treasury Bills 0.024%, 8/5/21 # ∆		8,000,000	7,999,584
U.S. Treasury Bills 0.043%, 6/17/21 ∆ §		2,800,000	2,799,965
U.S. Treasury Bills 0.020%, 6/29/21 # ∆ §		5,300,000	5,299,874
U.S. Treasury Bills 0.047%, 6/10/21 # ∆ §		8,700,000	8,699,909
U.S. Treasury Bills 0.022%, 8/26/21 ∆ §		8,000,000	7,999,553
U.S. Treasury Bills 0.023%, 8/19/21 ∆ §		8,000,000	7,999,640
U.S. Treasury Cash Management Bills 0.053%, 7/13/21 # ∆ §		8,000,000	7,999,874
U.S. Treasury Cash Management Bills 0.023%, 7/20/21 # ∆		6,500,000	6,499,887
U.S. Treasury Cash Management Bills 0.011%, 7/6/21 ∆		300,000	299,996
Victory Receivables Corp. asset backed commercial paper
0.150%, 7/21/21		4,000,000	3,998,725
Westpac Banking Corp./NY commercial paper 0.140%, 9/1/21		4,500,000	4,497,520
Total short-term investments (cost $417,925,344)			$417,931,109

TOTAL INVESTMENTS
Total investments (cost $1,036,182,444)			$1,085,875,080

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Multi-Asset Absolute Return Fund 31

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2020 through April 30, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $686,257,128.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $9,202,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $41,866,599 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,374,818 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

32 Multi-Asset Absolute Return Fund

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $361,114,381 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	80.2%	Australia	0.8%
China	4.2	Sweden	0.8
Taiwan	1.8	Brazil	0.8
South Korea	1.7	France	0.8
Canada	1.5	Germany	0.5
United Kingdom	1.2	Other	3.6
India	1.1	Total	100.0%
Japan	1.0

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $402,255,486) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Canadian Dollar	Sell	7/21/21	$2,895,877	$2,830,200	$(65,677)
	Euro	Buy	6/16/21	10,604,487	10,488,232	116,255
	Hong Kong Dollar	Sell	5/20/21	1,182,447	1,192,949	10,502
	Japanese Yen	Buy	5/19/21	616,055	641,862	(25,807)
	Swiss Franc	Buy	6/16/21	4,269,146	4,232,565	36,581
Barclays Bank PLC
	Australian Dollar	Buy	7/21/21	1,198,378	1,201,654	(3,276)
	British Pound	Buy	6/16/21	979,539	1,006,909	(27,370)
	Canadian Dollar	Sell	7/21/21	2,933,308	2,866,337	(66,971)
	Euro	Sell	6/16/21	7,820,668	7,752,432	(68,236)
	Japanese Yen	Buy	5/19/21	3,696,457	3,850,540	(154,083)
	Swedish Krona	Buy	6/16/21	2,460,060	2,460,150	(90)
	Swiss Franc	Buy	6/16/21	1,217,360	1,216,528	832
Citibank, N.A.
	Australian Dollar	Buy	7/21/21	1,801,767	1,816,545	(14,778)
	British Pound	Sell	6/16/21	3,590,816	3,636,960	46,144

Multi-Asset Absolute Return Fund 33

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $402,255,486) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A. cont.
	Canadian Dollar	Buy	7/21/21	$3,156,994	$3,084,700	$72,294
	Euro	Sell	6/16/21	4,917,248	4,864,255	(52,993)
	Hong Kong Dollar	Buy	5/20/21	1,253,089	1,255,645	(2,556)
	Japanese Yen	Sell	5/19/21	2,520,274	2,579,163	58,889
	New Zealand Dollar	Sell	7/21/21	405,694	399,771	(5,923)
Credit Suisse International
	British Pound	Sell	6/16/21	5,025,457	5,086,004	60,547
	Canadian Dollar	Sell	7/21/21	253,630	247,861	(5,769)
	Euro	Sell	6/16/21	3,720,936	3,681,922	(39,014)
	Swiss Franc	Sell	6/16/21	581,768	579,842	(1,926)
Goldman Sachs International
	Australian Dollar	Buy	7/21/21	3,614,322	3,633,520	(19,198)
	British Pound	Sell	6/16/21	247,371	207,082	(40,289)
	Canadian Dollar	Buy	7/21/21	8,958,107	8,699,494	258,613
	Euro	Sell	6/16/21	10,799,294	10,711,017	(88,277)
	Hong Kong Dollar	Buy	5/20/21	654,778	656,218	(1,440)
	Japanese Yen	Sell	5/19/21	4,215,164	4,526,511	311,347
	New Zealand Dollar	Sell	7/21/21	12,393,801	12,207,209	(186,592)
	Norwegian Krone	Buy	6/16/21	2,985,251	2,940,687	44,564
	Swedish Krona	Buy	6/16/21	9,846,611	9,863,181	(16,570)
	Swiss Franc	Buy	6/16/21	631,975	631,084	891
HSBC Bank USA, National Association
	British Pound	Buy	6/16/21	2,182,003	2,215,597	(33,594)
	Canadian Dollar	Buy	7/21/21	1,955,484	1,911,151	44,333
	Euro	Buy	6/16/21	7,972,523	7,880,752	91,771
	Hong Kong Dollar	Sell	5/20/21	383,734	392,481	8,747
	Japanese Yen	Buy	5/19/21	4,194,669	4,370,270	(175,601)
	New Zealand Dollar	Buy	7/21/21	1,200,485	1,209,682	(9,197)
	Swiss Franc	Sell	6/16/21	2,347,899	2,337,390	(10,509)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/21	2,405,233	2,413,402	(8,169)
	British Pound	Sell	6/16/21	2,406,722	2,419,613	12,891
	Canadian Dollar	Sell	7/21/21	3,720,970	3,643,374	(77,596)
	Euro	Sell	6/16/21	13,012,748	12,884,073	(128,675)
	Japanese Yen	Buy	5/19/21	301,307	280,603	20,704
	Norwegian Krone	Buy	6/16/21	6,582,445	6,426,645	155,800
	Swedish Krona	Sell	6/16/21	11,132	11,440	308
	Swiss Franc	Sell	6/16/21	1,235,996	1,197,959	(38,037)
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	7/21/21	1,237,294	1,228,231	(9,063)
	British Pound	Buy	6/16/21	7,885,071	7,966,214	(81,143)
	Canadian Dollar	Buy	7/21/21	4,992,538	4,834,681	157,857
	Euro	Sell	6/16/21	2,436,423	2,509,088	72,665
	Japanese Yen	Buy	5/19/21	12,380,225	12,703,752	(323,527)

34 Multi-Asset Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $402,255,486) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Morgan Stanley & Co. International PLC cont.
	New Zealand Dollar	Sell	7/21/21	$1,245,554	$1,228,943	$(16,611)
	Norwegian Krone	Sell	6/16/21	6,487	15,834	9,347
	Swedish Krona	Buy	6/16/21	9,405,604	9,262,951	142,653
NatWest Markets PLC
	British Pound	Buy	6/16/21	4,059,729	4,113,077	(53,348)
	Canadian Dollar	Sell	7/21/21	2,340,202	2,287,023	(53,179)
	Euro	Buy	6/16/21	3,150,456	3,094,301	56,155
	Japanese Yen	Buy	5/19/21	2,224,121	2,317,413	(93,292)
	New Zealand Dollar	Sell	7/21/21	10,079,679	9,928,730	(150,949)
	Swedish Krona	Sell	6/16/21	276,097	265,427	(10,670)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/21	7,296,844	7,397,883	(101,039)
	British Pound	Sell	6/16/21	12,831,523	13,043,607	212,084
	Canadian Dollar	Buy	7/21/21	2,045,317	1,911,126	134,191
	Euro	Sell	6/16/21	16,326,851	16,197,560	(129,291)
	Hong Kong Dollar	Sell	5/20/21	10,456,696	10,479,165	22,469
	Japanese Yen	Sell	5/19/21	22,579,378	23,606,243	1,026,865
	New Zealand Dollar	Sell	7/21/21	3,810,346	3,718,837	(91,509)
	Norwegian Krone	Sell	6/16/21	1,231,455	1,200,257	(31,198)
	Swedish Krona	Sell	6/16/21	3,720,485	3,595,493	(124,992)
	Swiss Franc	Buy	6/16/21	2,641,140	2,644,527	(3,387)
Toronto-Dominion Bank
	Australian Dollar	Sell	7/21/21	1,233	3,659	2,426
	British Pound	Sell	6/16/21	1,519,032	1,520,669	1,637
	Canadian Dollar	Buy	7/21/21	1,098,169	1,064,389	33,780
	Euro	Sell	6/16/21	11,328,381	11,223,078	(105,303)
	Hong Kong Dollar	Sell	5/20/21	1,509,688	1,512,944	3,256
	Japanese Yen	Buy	5/19/21	6,587,016	6,806,272	(219,256)
	Norwegian Krone	Buy	6/16/21	6,604,023	6,449,702	154,321
	Swedish Krona	Sell	6/16/21	624,658	614,938	(9,720)
	Swiss Franc	Sell	6/16/21	3,067,352	3,057,154	(10,198)
UBS AG
	British Pound	Sell	6/16/21	6,361,343	6,433,907	72,564
	Canadian Dollar	Buy	7/21/21	516,862	460,920	55,942
	Euro	Buy	6/16/21	11,862,642	11,709,055	153,587
	Hong Kong Dollar	Buy	5/20/21	854,562	847,218	7,344
	Japanese Yen	Buy	5/19/21	18,498,416	18,852,573	(354,157)
	New Zealand Dollar	Sell	7/21/21	8,150,004	8,005,435	(144,569)
	Norwegian Krone	Buy	6/16/21	1,749,663	1,721,539	28,124
	Swedish Krona	Sell	6/16/21	366,416	313,167	(53,249)
	Swiss Franc	Buy	6/16/21	1,763,829	1,814,319	(50,490)
WestPac Banking Corp.
	British Pound	Sell	6/16/21	2,135,595	2,163,836	28,241
	Canadian Dollar	Sell	7/21/21	106,107	103,701	(2,406)

Multi-Asset Absolute Return Fund 35

FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $402,255,486) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
WestPac Banking Corp. cont.
	Euro	Sell	6/16/21	$31,045	$9,375	$(21,670)
	Japanese Yen	Sell	5/19/21	579,625	617,793	38,168
	New Zealand Dollar	Sell	7/21/21	767,535	756,019	(11,516)
Unrealized appreciation						3,765,689
Unrealized (depreciation)						(3,623,945)
Total						$141,744

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
MSCI EAFE Index (Long)	60	$6,805,536	$6,771,900	Jun-21	$204,627
MSCI Emerging Markets Index (Long)	369	24,863,432	24,660,270	Jun-21	(299,009)
NASDAQ 100 Index E-Mini (Long)	57	15,801,266	15,789,000	Jun-21	1,264,804
Russell 2000 Index E-Mini (Long)	93	10,538,988	10,515,975	Jun-21	(98,174)
S&P 500 Index E-Mini (Long)	26	5,435,521	5,426,720	Jun-21	285,507
S&P 500 Index E-Mini (Short)	350	73,170,475	73,052,000	Jun-21	(4,593,675)
U.S. Treasury Note 2 yr (Short)	1,319	291,179,554	291,179,554	Jun-21	234,541
U.S. Treasury Note 5 yr (Short)	1,098	136,083,375	136,083,375	Jun-21	(374,486)
U.S. Treasury Note 10 yr (Long)	1,844	243,465,625	243,465,625	Jun-21	(2,159,477)
U.S. Treasury Note Ultra 10 yr (Long)	603	87,764,766	87,764,766	Jun-21	(2,005,716)
Unrealized appreciation					1,989,479
Unrealized (depreciation)					(9,530,537)
Total					$(7,541,058)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/21 (premiums $164,958) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26	Jun-21/1.08	$25,774,700	$179,392
Total			$179,392

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275	$479,600	$(62,468)	$40,939
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075	359,700	(8,138)	11,262

36 Multi-Asset Absolute Return Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275	$479,600	$(62,468)	$(33,035)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075	359,700	(169,122)	(135,082)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	2,869
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	(8,095)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	35,253
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	(105,200)
Unrealized appreciation				90,323
Unrealized (depreciation)				(281,412)
Total				$(191,089)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/21 (proceeds receivable $154,954,609) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 3.50%, 5/1/51	$47,000,000	5/13/21	$50,018,284
Uniform Mortgage-Backed Securities, 3.00%, 5/1/51	2,000,000	5/13/21	2,094,219
Uniform Mortgage-Backed Securities, 2.50%, 5/1/51	46,000,000	5/13/21	47,707,032
Uniform Mortgage-Backed Securities, 2.00%, 6/1/51	27,000,000	6/14/21	27,213,046
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	28,000,000	5/13/21	28,273,437
Total			$155,306,018

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$391,400	$20,929	$(6)	12/7/30	2.184% —	3 month USD-	$(24,251)
				Semiannually	LIBOR-BBA —
					Quarterly
470,500	3,070 E	(5)	6/5/29	3 month USD-	2.2225% —	3,064
				LIBOR-BBA —	Semiannually
				Quarterly
39,300	1,545 E	(1)	6/22/52	2.3075% —	3 month USD-	(1,546)
				Semiannually	LIBOR-BBA —
					Quarterly
835,100	143,429 E	(28)	1/27/47	3 month USD-	1.27% —	(143,458)
				LIBOR-BBA —	Semiannually
				Quarterly

Multi-Asset Absolute Return Fund 37

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$70,500	$10,962 E	$(2)	3/7/50	1.275% —	3 month USD-	$10,960
				Semiannually	LIBOR-BBA —
					Quarterly
146,000	30,200	381	10/16/50	3 month USD-	1.16% —	(29,760)
				LIBOR-BBA —	Semiannually
				Quarterly
1,253,000	29,580	(17)	2/22/31	1.3659% —	3 month USD-	26,714
				Semiannually	LIBOR-BBA —
					Quarterly
815,000	14,707	(11)	2/24/31	1.4255% —	3 month USD-	12,797
				Semiannually	LIBOR-BBA —
					Quarterly
72,144,000	2,597 E	2,424	6/16/23	3 month USD-	0.30% —	5,021
				LIBOR-BBA —	Semiannually
				Quarterly
920,000	2,176 E	4,741	6/16/26	3 month USD-	0.95% —	2,565
				LIBOR-BBA —	Semiannually
				Quarterly
17,106,000	19,946 E	(213,088)	6/16/31	1.65% —	3 month USD-	(193,142)
				Semiannually	LIBOR-BBA —
					Quarterly
2,028,000	27,877 E	89,141	6/16/51	3 month USD-	2.00% —	61,264
				LIBOR-BBA —	Semiannually
				Quarterly
1,110,000	10,451	(15)	3/2/31	1.51882% —	3 month USD-	8,021
				Semiannually	LIBOR-BBA —
					Quarterly
6,321,000	32,420 E	(5,346)	6/16/31	1.35% —	Secured	27,075
				Annually	Overnight
					Financing Rate —
					Annually
872,600	394	(8)	4/1/26	0.94375% —	3 month USD-	(941)
				Semiannually	LIBOR-BBA —
					Quarterly
2,066,000	19,726	(27)	3/31/31	1.7275% —	3 month USD-	(22,367)
				Semiannually	LIBOR-BBA —
					Quarterly
1,124,700	3,696 E	(11)	7/1/26	3 month USD-	1.08% —	3,685
				LIBOR-BBA —	Semiannually
				Quarterly
4,496,000	59,293	(60)	4/1/31	1.7665% —	3 month USD-	(65,216)
				Semiannually	LIBOR-BBA —
					Quarterly
2,588,000	25,908	(34)	4/7/31	3 month USD-	1.734% —	28,521
				LIBOR-BBA —	Semiannually
				Quarterly
1,823,000	23,672	(24)	4/7/31	1.7655% —	3 month USD-	(25,599)
				Semiannually	LIBOR-BBA —
					Quarterly

38 Multi-Asset Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$8,887,000	$23,657	$(72)	4/9/26	3 month USD-	0.9935% —	$27,929
					LIBOR-BBA —	Semiannually
					Quarterly
	6,258,000	1,364	(24)	4/13/23	0.2825% —	3 month USD-	(1,685)
					Semiannually	LIBOR-BBA —
						Quarterly
	11,358,000	48,953	(151)	4/13/31	1.675% —	3 month USD-	(57,551)
					Semiannually	LIBOR-BBA —
						Quarterly
	5,262,000	668	(43)	4/15/26	3 month USD-	0.9395% —	1,057
					LIBOR-BBA —	Semiannually
					Quarterly
	1,564,000	35,833	(53)	4/19/51	3 month USD-	1.9515% —	(34,968)
					LIBOR-BBA —	Semiannually
					Quarterly
	1,103,000	10,963	(38)	4/22/51	2.0065% —	3 month USD-	10,422
					Semiannually	LIBOR-BBA —
						Quarterly
	1,289,000	15,367	(44)	4/26/51	3 month USD-	1.998% —	(15,085)
					LIBOR-BBA —	Semiannually
					Quarterly
	612,500	5,619	(8)	4/27/31	3 month USD-	1.5355% —	(5,535)
					LIBOR-BBA —	Semiannually
					Quarterly
	2,183,000	293	(8)	4/28/23	3 month USD-	0.2825% —	302
					LIBOR-BBA —	Semiannually
					Quarterly
	6,655,000	44,029	(88)	4/28/31	3 month USD-	1.5625% —	(43,353)
					LIBOR-BBA —	Semiannually
					Quarterly
	2,183,000	271	(8)	4/28/23	3 month USD-	0.282% —	280
					LIBOR-BBA —	Semiannually
					Quarterly
	6,655,000	44,728	(88)	4/28/31	3 month USD-	1.5614% —	(44,053)
					LIBOR-BBA —	Semiannually
					Quarterly
	39,210,000	225,771	46,582	4/20/31	1.57% —	3 month USD-	267,826
					Semiannually	LIBOR-BBA —
						Quarterly
	1,919,000	11,886	(25)	4/29/31	1.5665% —	3 month USD-	11,713
					Semiannually	LIBOR-BBA —
						Quarterly
	2,328,000	1,134	(31)	4/30/31	1.627% —	3 month USD-	1,010
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	7,515,000	15,266 E	37,738	6/16/31	6 month AUD-	1.76% —	22,472
					BBR-BBSW —	Semiannually
					Semiannually
CAD	9,665,000	88,099 E	40,118	6/16/31	3 month CAD-	1.91% —	(47,981)
					BA-CDOR —	Semiannually
					Semiannually

Multi-Asset Absolute Return Fund 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CHF	1,821,000	$48,703 E	$(42,260)	6/16/31	—	0.16% plus	$6,443
						6 month CHF-
						LIBOR-BBA —
						Semiannually
EUR	24,464,000	317,354 E	15,248	6/16/31	0.05% —	6 month	332,601
					Annually	EUR-EURIBOR-
						REUTERS —
						Semiannually
GBP	52,000	696 E	(753)	6/16/31	Sterling	0.93% —	(57)
					Overnight	Annually
					Index Average —
					Annually
NOK	25,248,000	4,783 E	7,131	6/16/31	6 month NOK-	1.82% —	11,914
					NIBOR-NIBR —	Annually
					Semiannually
NZD	2,954,000	19,183 E	14,170	6/16/31	3 month NZD-	1.96% —	33,354
					BBR-FRA —	Semiannually
					Quarterly
SEK	63,315,000	47,089 E	(28,708)	6/16/31	0.77% —	3 month SEK-	18,381
					Annually	STIBOR-SIDE —
						Quarterly
Total			$(33,411)				$178,843

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$156,235,691	$163,832,283	$—	6/20/23	(3 month USD-	A basket (MLFCF15)	$7,767,730
				LIBOR-BBA plus	of common
				0.10%) — Quarterly	stocks — Quarterly*
156,232,816	165,515,413	—	6/20/23	(3 month USD-	Russell 2000 Total	(9,265,459)
				LIBOR-BBA	Return Index —
				minus 0.07%) —	Quarterly
Quarterly
Barclays Bank PLC
55,269,207	55,238,566	—	5/26/22	(0.10%) — Monthly	Buraschi Barclays	(31,102)
Adaptive Trend
Strategy EX-
Commodities ER —
Monthly
1,636,322	1,638,430	—	1/12/40	4.00% (1 month	Synthetic MBX	5,178
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

40 Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$262,808	$263,146	$—	1/12/40	4.00% (1 month	Synthetic MBX	$832
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
99,246	99,374	—	1/12/40	4.00% (1 month	Synthetic MBX	315
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
9,093,245	9,095,724	—	1/12/41	5.00% (1 month	Synthetic MBX	22,883
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,285,504	1,285,681	—	1/12/40	5.00% (1 month	Synthetic MBX	3,090
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
675,736	675,467	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(1,505)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
11,659,454	11,634,370	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,632)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
94,141	91,288	—	1/12/43	(3.50%) 1 month	Synthetic TRS	1,770
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
32,750	32,527	—	1/12/39	6.00% (1 month	Synthetic TRS	186
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
100,651	98,816	—	1/12/38	6.50% (1 month	Synthetic TRS	(620)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
5,043	4,951	—	1/12/38	6.50% (1 month	Synthetic TRS	(31)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Citibank, N.A.
589,979	567,304	—	7/5/22	1 month USD-	ACI Worldwide,	22,580
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
5,083,533	5,553,239	—	7/5/22	1 month USD-	Advance Auto Parts	(470,518)
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
1,139,970	1,061,285	—	7/5/22	1 month USD-	Arcosa, Inc —	77,623
				LIBOR-BBA minus	Monthly
				0.35% — Monthly

Multi-Asset Absolute Return Fund 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$313,534	$301,546	$—	7/5/22	1 month USD-	B&G Foods, Inc. —	$12,121
				LIBOR-BBA minus	Monthly
				1.85% — Monthly
3,379,480	3,449,171	—	7/5/22	1 month USD-	Bausch Health Cos,	(70,231)
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
519,912	520,268	—	7/5/22	1 month USD-	Beyond Meat Inc. —	(439)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
956,542	908,201	—	7/5/22	1 month USD-	Blackberry, Ltd. —	48,189
				LIBOR-BBA minus	Monthly
				0.80% — Monthly
881,539	851,027	—	7/5/22	1 month USD-	Century Link, Inc. —	37,624
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
4,839,673	4,206,565	—	7/5/22	1 month USD-	Citrix Systems,	642,965
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
1,004,115	1,017,935	—	7/5/22	1 month USD-	Columbia	(13,981)
				LIBOR-BBA minus	Sportswear Co —
				0.35% — Monthly	Monthly
1,027,060	1,050,578	—	7/5/22	1 month USD-	Dycom Industries,	(23,682)
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
109,925	105,174	—	7/5/22	1 month USD-	Ebix, Inc. — Monthly	5,013
				LIBOR-BBA minus
				1.25% — Monthly
1,802,702	1,973,884	—	7/5/22	1 month USD-	Elanco Animal	(171,470)
				LIBOR-BBA minus	Health, Inc. —
				0.35% — Monthly	Monthly
845,315	885,972	—	7/5/22	1 month USD-	Everbridge, Inc. —	(40,792)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
2,195,175	2,294,725	—	7/5/22	1 month USD-	Fair Isaac Corp. —	(99,901)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
2,824,502	2,942,682	—	7/5/22	1 month USD-	Horizon	(118,631)
				LIBOR-BBA minus	Therapeutics,
				0.35% — Monthly	PLC — Monthly
2,625,608	2,965,220	—	7/5/22	1 month USD-	Intuitive Surgical,	(340,031)
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
1,925,083	1,854,563	—	7/5/22	1 month USD-	Itron, Inc. — Monthly	70,213
				LIBOR-BBA minus
				0.35% — Monthly
283,841	279,388	—	7/5/22	1 month USD-	Medallia Inc. —	4,407
				LIBOR-BBA minus	Monthly
				0.35% — Monthly

42 Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$1,243,125	$1,379,120	$—	7/5/22	1 month USD-	Middleby Corp —	$(136,194)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
1,925,745	1,982,792	—	7/5/22	1 month USD-	Oshkosh Corp. —	(57,355)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
404,780	403,775	—	7/5/22	1 month USD-	Patterson	805
				LIBOR-BBA minus	Companies, Inc. —
				0.35% — Monthly	Monthly
2,424,247	2,693,324	—	7/5/22	1 month USD-	Penumbra, Inc. —	(269,464)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
361,821	308,478	—	7/5/22	1 month USD-	Plug Power, Inc. —	53,285
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
678,823	688,945	—	7/5/22	1 month USD-	Prestige Brands	(10,231)
				LIBOR-BBA minus	Holdings, Inc. —
				0.35% — Monthly	Monthly
3,691,162	3,989,903	—	7/5/22	1 month USD-	Ralph Lauren	(299,331)
				LIBOR-BBA minus	Corp. — Monthly
				0.35% — Monthly
1,237,445	1,435,898	—	7/5/22	1 month USD-	Restoration	(198,651)
				LIBOR-BBA minus	Hardware Holdings,
				0.65% — Monthly	Inc. — Monthly
163,036	156,983	—	7/5/22	1 month USD-	Solarwinds, Corp. —	6,026
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
1,100,699	1,148,179	—	7/5/22	1 month USD-	Store Capital	(41,126)
				LIBOR-BBA minus	Corp. — Monthly
				0.35% — Monthly
571,939	572,095	—	1/12/41	5.00% (1 month	Synthetic MBX	1,439
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
274,740	274,815	—	1/12/41	5.00% (1 month	Synthetic MBX	691
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
2,772,493	2,846,273	—	7/5/22	1 month USD-	Tesla, Inc. —	(74,224)
				LIBOR-BBA minus	Monthly
				1.30% — Monthly
1,402,599	1,446,169	—	7/5/22	1 month USD-	The Hershey Co. —	(43,794)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
439,194	402,399	—	7/5/22	1 month USD-	TPI Composites,	36,725
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
1,264,030	1,368,311	—	7/5/22	1 month USD-	Vertiv Holdings Co —	(104,295)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly

Multi-Asset Absolute Return Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$402,560	$321,123	$—	7/5/22	1 month USD-	WD–40 Co. —	$81,271
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
2,115,323	2,142,921	—	7/5/22	1 month USD-	Woodward, Inc. —	(27,937)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
562,464	570,164	—	7/5/22	1 month USD-	WSFS Financial	(7,790)
				LIBOR-BBA minus	Corp. — Monthly
				0.35% — Monthly
195,141	187,402	—	7/5/22	1 month USD-	Zynex, Inc. —	7,709
				LIBOR-BBA minus	Monthly
				3.25% — Monthly
Credit Suisse International
2,713,183	2,771,572	—	11/2/21	1 month USD-	MSCI Daily TR Net	(58,691)
				LIBOR-BBA minus	Emerging Markets
				0.35% — Monthly	USD — Monthly
54,836,790	54,922,411	—	11/2/21	1 month USD-	MSCI Emerging	(94,746)
				LIBOR-BBA minus	Markets TR Net
				0.35% — Monthly	USD — Monthly
395,737	395,845	—	1/12/41	5.00% (1 month	Synthetic MBX	996
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
149,889	145,347	—	1/12/43	3.50% (1 month	Synthetic TRS	(2,819)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
95,416	92,524	—	1/12/43	3.50% (1 month	Synthetic TRS	(1,795)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
37,578	36,440	—	1/12/43	3.50% (1 month	Synthetic TRS	(707)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
7,154	6,938	—	1/12/43	3.50% (1 month	Synthetic TRS	(135)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
353,652	344,132	—	1/12/45	4.00% (1 month	Synthetic TRS	(4,777)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
88,260	85,884	—	1/12/45	4.00% (1 month	Synthetic TRS	(1,193)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly

44 Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$54,979	$53,327	$—	1/12/41	4.00% (1 month	Synthetic TRS	$(957)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
5,649	5,479	—	1/12/41	4.00% (1 month	Synthetic TRS	(98)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
70,564	68,444	—	1/12/41	(4.00%) 1 month	Synthetic TRS	1,229
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Goldman Sachs International
25,042,944	25,187,183	—	12/15/25	(1 month USD-	A basket	175,974
				LIBOR-BBA plus	(GSGLPHCL) of
				0.35%) — Monthly	common stocks —
					Monthly*
160,558,141	160,125,287	—	12/15/25	(1 month USD-	A basket	(169,771)
				LIBOR-BBA plus	(GSGLPWDL) of
				0.50%) — Monthly	common stocks —
					Monthly*
157,286,407	158,178,069	—	12/15/25	1 month USD-	A basket	(1,041,311)
				LIBOR-BBA minus	(GSGLPWDS) of
				0.15% — Monthly	common stocks —
					Monthly*
9,441,596	9,426,296	—	12/15/25	(0.45%) — Monthly	Goldman Sachs	(16,716)
					Volatility Carry US
					Enhanced 3x Excess
					Return Strategy —
					Monthly ††
30,909,303	30,994,623	—	12/15/25	(0.45%) — Monthly	Goldman Sachs	85,320
					Volatility Carry US
					Series 85 Excess
					Return Strategy —
					Monthly ††
6,922,773	7,080,993	—	12/15/25	(0.30%) — Monthly	Goldman Sachs	157,528
					Volatility of Volatility
					Carry Excess Return
					Strategy — Monthly †
19,217,415	19,577,096	—	12/15/25	(0.30%) — Monthly	Goldman Sachs	357,759
					Volatility of Volatility
					Carry Series 69
					Excess Return
					Strategy — Monthly †
871,803	822,554	—	12/15/25	1 month USD-	Open Text Corp. —	53,328
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
169,916	170,565	—	12/15/25	1 month USD-	Sillajen Inc. —	(1,521)
				LIBOR-BBA minus	Monthly
				0.50% — Monthly

Multi-Asset Absolute Return Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$261,384	$261,456	$—	1/12/41	5.00% (1 month	Synthetic MBX	$658
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
40,685	40,597	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(23)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
108,470	108,236	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(62)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
226,922	226,434	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(129)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
604,048	602,748	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(343)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
827,460	825,680	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(471)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
230,833	220,698	—	1/12/44	(3.00%) 1 month	Synthetic TRS	7,581
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
195,897	189,960	—	1/12/43	(3.50%) 1 month	Synthetic TRS	3,683
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
230,908	224,692	—	1/12/45	4.00% (1 month	Synthetic TRS	(3,119)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,936	9,637	—	1/12/41	4.00% (1 month	Synthetic TRS	(173)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
272,899	271,039	—	1/12/39	6.00% (1 month	Synthetic TRS	1,551
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
197,997	196,648	—	1/12/39	6.00% (1 month	Synthetic TRS	1,125
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

46 Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$105,762	$105,042	$—	1/12/39	6.00% (1 month	Synthetic TRS	$601
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
575	571	—	1/12/39	6.00% (1 month	Synthetic TRS	3
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
176,128	172,917	—	1/12/38	6.50% (1 month	Synthetic TRS	(1,085)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
140,459	137,899	—	1/12/38	6.50% (1 month	Synthetic TRS	(865)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
128,165	125,828	—	1/12/38	6.50% (1 month	Synthetic TRS	(790)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
98,876	97,073	—	1/12/38	6.50% (1 month	Synthetic TRS	(609)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,281	4,203	—	1/12/38	6.50% (1 month	Synthetic TRS	(27)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
53,400,287	56,441,617	—	3/29/22	(1 month USD-	A basket	3,023,256
				LIBOR-BBA plus	(JPCMPTFL) of
				0.35%) — Monthly	common stocks —
Monthly*
39,348,106	40,178,189	—	2/5/22	(1 month USD-	Russell 1000 Value	818,006
				LIBOR-BBA plus	Total Return Index —
				0.35%) — Monthly	Monthly
JPMorgan Securities LLC
105,829	103,214	—	1/12/44	4.00% (1 month	Synthetic TRS	(1,312)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
105,829	103,214	—	1/12/44	(4.00%) 1 month	Synthetic TRS	1,312
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Multi-Asset Absolute Return Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC cont.
$180,183	$175,332	$—	1/12/45	(4.00%) 1 month	Synthetic TRS	$2,434
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
492,637	479,376	—	1/12/45	(4.00%) 1 month	Synthetic TRS	6,654
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
UBS AG
249,760,046	252,557,727	—	5/22/23	(1 month USD-	A basket	2,657,432
				LIBOR-BBA plus	(UBSPUSER) of
				0.35%) — Monthly	common stocks —
					Monthly*
3,000,469	3,005,154	—	11/2/21	1 month USD-	MSCI Daily TR Net	(4,976)
				LIBOR-BBA minus	Emerging Markets
				0.25% — Monthly	USD — Monthly
54,836,137	54,921,757	—	11/2/21	1 month USD-	MSCI Emerging	(90,937)
				LIBOR-BBA minus	Markets TR Net
				0.25% — Monthly	USD — Monthly
249,715,069	251,788,134	—	5/22/23	1 month USD-	S&P 500 Total	(1,977,810)
				LIBOR-BBA plus	Return 4 Jan 1988
				0.20% — Monthly	Index — Monthly
Upfront premium received		—		Unrealized appreciation		16,267,100
Upfront premium (paid)		—		Unrealized (depreciation)		(15,403,385)
Total		$—		Total		$863,715

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

† Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.

†† Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P 500 Index, with a delta hedge overlay.

A BASKET (MLFCF15) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Apple, Inc.	Technology	75,712	$9,953,082	6.08%
Alphabet, Inc. Class A	Technology	3,585	8,437,251	5.15%
Amazon.com, Inc.	Consumer cyclicals	2,218	7,689,187	4.69%
Microsoft Corp.	Technology	21,349	5,383,755	3.29%
JPMorgan Chase & Co.	Financials	27,761	4,269,860	2.61%
NVIDIA Corp.	Technology	6,845	4,109,828	2.51%
Qualcomm, Inc.	Technology	22,588	3,135,158	1.91%
Adobe, Inc.	Technology	5,659	2,876,506	1.76%
Procter & Gamble Co. (The)	Consumer staples	21,237	2,833,478	1.73%
Verizon Communications, Inc.	Communication services	47,961	2,771,652	1.69%
Intuit, Inc.	Technology	6,598	2,719,227	1.66%
Accenture PLC Class A	Technology	9,242	2,679,817	1.64%

48 Multi-Asset Absolute Return Fund

A BASKET (MLFCF15) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Bristol-Myers Squibb Co.	Health care	42,298	$2,640,262	1.61%
Citigroup, Inc.	Financials	36,067	2,569,385	1.57%
Ford Motor Co.	Consumer cyclicals	209,471	2,417,298	1.48%
Lockheed Martin Corp.	Capital goods	6,208	2,362,374	1.44%
Cisco Systems, Inc./California	Technology	45,639	2,323,494	1.42%
MetLife, Inc.	Financials	29,566	1,881,291	1.15%
Eli Lilly and Co.	Health care	10,028	1,832,781	1.12%
Honeywell International, Inc.	Capital goods	7,964	1,776,216	1.08%
Goldman Sachs Group, Inc. (The)	Financials	5,086	1,772,276	1.08%
DuPont de Nemours, Inc.	Basic materials	21,621	1,667,182	1.02%
Autodesk, Inc.	Technology	5,605	1,636,080	1.00%
PepsiCo, Inc.	Consumer staples	11,173	1,610,750	0.98%
Comcast Corp. Class A	Communication services	28,289	1,588,410	0.97%
Pinterest, Inc. Class A	Technology	22,832	1,515,338	0.92%
McDonald’s Corp.	Consumer staples	6,385	1,507,402	0.92%
eBay, Inc.	Technology	26,250	1,464,483	0.89%
Abbott Laboratories	Health care	12,060	1,448,194	0.88%
Morgan Stanley	Financials	16,904	1,395,393	0.85%
Fortinet, Inc.	Technology	6,404	1,307,920	0.80%
Edwards Lifesciences Corp.	Health care	13,568	1,296,054	0.79%
Southern Co. (The)	Utilities and power	19,439	1,286,263	0.79%
Altria Group, Inc.	Consumer staples	25,913	1,237,329	0.76%
Merck & Co., Inc.	Health care	16,530	1,231,454	0.75%
Simon Property Group, Inc.	Financials	10,110	1,230,740	0.75%
Activision Blizzard, Inc.	Technology	12,841	1,170,995	0.71%
Cummins, Inc.	Capital goods	4,505	1,135,560	0.69%
Best Buy Co., Inc.	Consumer cyclicals	9,524	1,107,407	0.68%
Medtronic PLC	Health care	8,399	1,099,622	0.67%
Target Corp.	Consumer cyclicals	5,285	1,095,417	0.67%
Coca-Cola Co. (The)	Consumer staples	19,634	1,059,845	0.65%
Old Dominion Freight Line, Inc.	Transportation	4,062	1,047,149	0.64%
Humana, Inc.	Health care	2,323	1,034,480	0.63%
Synchrony Financial	Financials	23,625	1,033,346	0.63%
Deere & Co.	Capital goods	2,749	1,019,393	0.62%
Johnson & Johnson	Health care	6,244	1,016,047	0.62%
Halliburton Co.	Energy	51,488	1,007,106	0.61%
Ameriprise Financial, Inc.	Financials	3,813	985,331	0.60%
PayPal Holdings, Inc.	Consumer cyclicals	3,617	948,785	0.58%

A BASKET (GSGLPHCL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
IQVIA Holdings, Inc.	Health care	5,339	$1,253,071	4.98%
Mettler-Toledo International, Inc.	Health care	938	1,231,728	4.89%
Waters Corp.	Health care	4,033	1,209,387	4.80%

Multi-Asset Absolute Return Fund 49

A BASKET (GSGLPHCL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Merck KGaA (Germany)	Health care	6,439	$1,132,898	4.50%
Agilent Technologies, Inc.	Technology	8,383	1,120,275	4.45%
Thermo Fisher Scientific, Inc.	Health care	2,097	986,261	3.92%
PerkinElmer, Inc.	Health care	7,544	977,989	3.88%
Zoetis, Inc.	Health care	5,419	937,647	3.72%
Pfizer, Inc.	Health care	22,838	882,700	3.50%
Alexion Pharmaceuticals, Inc.	Health care	5,176	873,166	3.47%
Ipsen SA (France)	Health care	8,960	867,633	3.44%
Illumina, Inc.	Health care	2,039	801,125	3.18%
Johnson & Johnson	Health care	4,484	729,630	2.90%
Merck & Co., Inc.	Health care	9,704	722,982	2.87%
Sanofi (France)	Health care	6,441	676,646	2.69%
AbbVie, Inc.	Health care	6,028	672,127	2.67%
GlaxoSmithKline PLC (United	Health care	35,689	661,945	2.63%
Kingdom)
Sumitomo Dainippon Pharma Co.,	Health care	34,612	600,070	2.38%
Ltd. (Japan)
Bayer AG (Germany)	Health care	9,096	589,302	2.34%
Viatris, Inc.	Health care	42,967	571,467	2.27%
Sartorius Stedim Biotech (France)	Health care	1,217	559,625	2.22%
Perrigo Co. PLC	Health care	13,223	550,472	2.19%
Biogen, Inc.	Health care	1,835	490,632	1.95%
Bristol-Myers Squibb Co.	Health care	7,853	490,212	1.95%
Taisho Pharmaceutical Holdings Co.,	Health care	8,294	488,651	1.94%
Ltd. (Japan)
AstraZeneca PLC (United Kingdom)	Health care	4,336	463,200	1.84%
CSL, Ltd. (Australia)	Health care	2,110	441,987	1.75%
Teva Pharmaceutical Industries, Ltd.	Health care	40,737	435,883	1.73%
ADR (Israel)
Amgen, Inc.	Health care	1,668	399,813	1.59%
Gilead Sciences, Inc.	Health care	5,780	366,840	1.46%
Galenica AG (Switzerland)	Health care	2,357	339,914	1.35%
Hisamitsu Pharmaceutical Co., Inc.	Health care	5,618	326,886	1.30%
(Japan)
Eli Lilly and Co.	Health care	1,622	296,457	1.18%
Takeda Pharmaceutical Co., Ltd.	Health care	7,982	265,462	1.05%
(Japan)
Eisai Co., Ltd. (Japan)	Health care	3,219	209,926	0.83%
Shionogi & Co., Ltd. (Japan)	Health care	3,829	201,301	0.80%
Galapagos NV (Belgium)	Health care	2,569	200,680	0.80%
Hikma Pharmaceuticals PLC	Health care	5,828	196,902	0.78%
(United Kingdom)
H Lundbeck A/S (Denmark)	Health care	4,953	152,988	0.61%
Astellas Pharma, Inc. (Japan)	Health care	9,343	140,221	0.56%
UCB SA (Belgium)	Health care	1,263	117,181	0.47%
Incyte Corp.	Health care	1,350	115,297	0.46%

50 Multi-Asset Absolute Return Fund

A BASKET (GSGLPHCL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Grifols SA (Spain)	Health care	3,675	$99,757	0.40%
Eurofins Scientific (Luxembourg)	Health care	1,005	99,588	0.40%
Regeneron Pharmaceuticals, Inc.	Health care	129	61,926	0.25%
Novartis AG (Switzerland)	Health care	712	60,825	0.24%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	1,940	49,465	0.20%
Recordati SpA (Italy)	Health care	559	30,831	0.12%
Orion Oyj Class B (Finland)	Health care	579	25,650	0.10%
Vertex Pharmaceuticals, Inc.	Health care	99	21,555	0.09%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Arrow Electronics, Inc.	Technology	10,613	$1,210,646	0.76%
Ally Financial, Inc.	Financials	23,027	1,184,714	0.74%
Toronto-Dominion Bank (Canada)	Financials	17,057	1,172,606	0.73%
MetLife, Inc.	Financials	18,286	1,163,547	0.73%
Canadian Imperial Bank of	Financials	11,145	1,158,648	0.72%
Commerce (Canada)
AGNC Investment Corp.	Financials	64,374	1,154,218	0.72%
Royal Bank of Canada (Canada)	Financials	12,065	1,151,453	0.72%
Fujitsu, Ltd. (Japan)	Technology	7,207	1,147,741	0.72%
NN Group NV (Netherlands)	Financials	22,864	1,142,687	0.71%
Annaly Capital Management, Inc.	Financials	124,654	1,131,855	0.71%
Knight-Swift Transportation	Transportation	23,868	1,124,645	0.70%
Holdings, Inc.
ITOCHU Corp. (Japan)	Consumer staples	34,680	1,081,421	0.68%
Sun Hung Kai Properties, Ltd.	Financials	71,559	1,080,599	0.67%
(Hong Kong)
Allstate Corp. (The)	Financials	8,456	1,072,231	0.67%
Dover Corp.	Capital goods	7,187	1,072,163	0.67%
Rio Tinto PLC (United Kingdom)	Basic materials	12,607	1,057,861	0.66%
Cadence Design Systems, Inc.	Technology	7,939	1,046,155	0.65%
Nippon Telegraph & Telephone Corp.	Communication services	40,680	1,025,478	0.64%
(Japan)
Paychex, Inc.	Technology	10,366	1,010,576	0.63%
Mizuho Financial Group, Inc. (Japan)	Financials	71,649	1,006,325	0.63%
Segro PLC (United Kingdom)	Financials	71,513	993,063	0.62%
Swisscom AG (Switzerland)	Communication services	1,825	989,727	0.62%
Air Liquide SA (France)	Basic materials	5,858	986,820	0.62%
State Street Corp.	Financials	11,753	986,706	0.62%
Honda Motor Co., Ltd. (Japan)	Consumer cyclicals	33,057	977,583	0.61%
Avery Dennison Corp.	Capital goods	4,551	974,677	0.61%
NextEra Energy, Inc.	Utilities and power	12,515	970,033	0.61%
Ageas SA/NV (Belgium)	Financials	16,011	969,390	0.61%
Mettler-Toledo International, Inc.	Health care	735	964,936	0.60%
Amgen, Inc.	Health care	4,026	964,847	0.60%

Multi-Asset Absolute Return Fund 51

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Church & Dwight Co., Inc.	Consumer staples	11,248	$964,427	0.60%
Dexus Property Group (Australia)	Financials	120,783	946,270	0.59%
Muenchener Rueckversicherungs-	Financials	3,230	934,372	0.58%
Gesellschaft AG in Muenchen
(Germany)
AMETEK, Inc.	Conglomerates	6,780	914,781	0.57%
3i Group PLC (United Kingdom)	Financials	51,468	911,250	0.57%
Open Text Corp. (Canada)	Technology	19,307	909,161	0.57%
WEC Energy Group, Inc.	Utilities and power	9,349	908,435	0.57%
Sun Life Financial, Inc. (Canada)	Financials	16,740	903,112	0.56%
Aurizon Holdings, Ltd. (Australia)	Transportation	306,644	885,837	0.55%
CMS Energy Corp.	Utilities and power	13,754	885,593	0.55%
Accenture PLC Class A	Technology	3,033	879,505	0.55%
RioCan Real Estate Investment Trust	Financials	51,317	877,585	0.55%
(Canada)
T Rowe Price Group, Inc.	Financials	4,863	871,374	0.54%
CK Asset Holdings, Ltd. (Hong Kong)	Financials	136,320	855,537	0.53%
Roper Technologies, Inc.	Technology	1,867	833,378	0.52%
Rio Tinto, Ltd. (Australia)	Basic materials	8,808	822,053	0.51%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	8,972	811,802	0.51%
Iberdrola SA (Spain)	Utilities and power	58,892	795,475	0.50%
Invesco, Ltd.	Financials	29,428	794,544	0.50%
AutoZone, Inc.	Consumer cyclicals	537	786,199	0.49%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
ASML Holding NV (Netherlands)	Technology	2,029	$1,320,502	0.83%
Camden Property Trust	Financials	9,446	1,138,079	0.72%
American Express Co.	Financials	7,398	1,134,543	0.72%
UDR, Inc.	Financials	24,105	1,119,680	0.71%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	55,849	1,096,444	0.69%
U.S. Bancorp	Financials	18,322	1,087,406	0.69%
Essex Property Trust, Inc.	Financials	3,720	1,080,682	0.68%
AIA Group, Ltd. (Hong Kong)	Financials	84,034	1,069,926	0.68%
Markel Corp.	Financials	892	1,049,342	0.66%
Waste Connections, Inc.	Capital goods	8,743	1,041,354	0.66%
Equity Lifestyle Properties, Inc.	Financials	14,680	1,018,763	0.64%
Analog Devices, Inc.	Technology	6,611	1,012,566	0.64%
Emera, Inc. (Canada)	Utilities and power	22,142	1,006,432	0.64%
Zurich Insurance Group AG	Financials	2,432	997,986	0.63%
(Switzerland)
Fidelity National Information	Technology	6,449	986,120	0.62%
Services, Inc.
Suncor Energy, Inc. (Canada)	Energy	46,088	985,767	0.62%
Hitachi Metals, Ltd. (Japan)	Basic materials	50,671	982,905	0.62%

52 Multi-Asset Absolute Return Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Macquarie Group, Ltd. (Australia)	Financials	7,904	$977,234	0.62%
Liberty Media Corp.-Liberty Formula	Consumer cyclicals	20,713	972,250	0.61%
One Class C
Marathon Petroleum Corp.	Energy	17,413	969,029	0.61%
Boeing Co. (The)	Capital goods	4,131	967,934	0.61%
ABB, Ltd. (Switzerland)	Capital goods	29,374	953,677	0.60%
Alliant Energy Corp.	Utilities and power	16,817	944,592	0.60%
Southern Co. (The)	Utilities and power	14,127	934,767	0.59%
NiSource, Inc.	Utilities and power	35,500	923,716	0.58%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	56,211	923,471	0.58%
Coca-Cola Co. (The)	Consumer staples	16,604	896,300	0.57%
Xylem, Inc.	Capital goods	8,065	892,431	0.56%
Ferrovial SA (Spain)	Basic materials	31,379	891,836	0.56%
Bayerische Motoren Werke (BMW) AG	Consumer cyclicals	8,865	888,830	0.56%
(Germany)
Microchip Technology, Inc.	Technology	5,909	888,040	0.56%
Fortis, Inc. (Canada)	Utilities and power	19,905	887,908	0.56%
Lonza Group AG (Switzerland)	Health care	1,376	875,407	0.55%
Edison International	Utilities and power	14,650	870,936	0.55%
Cellnex Telecom, SA 144A (Spain)	Communication services	15,254	862,662	0.55%
Ecolab, Inc.	Consumer cyclicals	3,820	856,137	0.54%
James Hardie Industries PLC (CDI)	Basic materials	25,819	853,258	0.54%
(Australia)
Berkshire Hathaway, Inc. Class B	Financials	3,030	833,081	0.53%
Boston Scientific Corp.	Health care	19,091	832,378	0.53%
Sensata Technologies Holding PLC	Technology	14,338	827,852	0.52%
Shaw Communications, Inc. (Canada)	Communication services	28,460	824,283	0.52%
Leg Immobilien SE (Germany)	Financials	5,871	816,640	0.52%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	29,721	811,086	0.51%
Nordea Bank ABP (Finland)	Financials	77,774	808,103	0.51%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	12,888	805,465	0.51%
KBC Group NV (Belgium)	Financials	10,326	802,184	0.51%
Corning, Inc.	Communication services	18,064	798,588	0.50%
General Dynamics Corp.	Capital goods	4,191	797,340	0.50%
Accor SA (France)	Consumer cyclicals	19,485	784,061	0.50%
MS&AD Insurance Group Holdings	Financials	27,626	782,334	0.49%
(Japan)

A BASKET (JPCMPTFL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Zoetis, Inc.	Health care	5,235	$905,857	1.60%
Burlington Stores, Inc.	Consumer cyclicals	2,669	870,941	1.54%
Flowserve Corp.	Capital goods	18,097	717,368	1.27%
Vroom, Inc.	Consumer cyclicals	15,433	714,092	1.27%
United Rentals, Inc.	Consumer cyclicals	2,164	692,350	1.23%

Multi-Asset Absolute Return Fund 53

A BASKET (JPCMPTFL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Dick’s Sporting Goods, Inc.	Consumer cyclicals	8,297	$685,139	1.21%
Catalent, Inc.	Health care	6,067	682,377	1.21%
Kohl’s Corp.	Consumer cyclicals	11,458	672,105	1.19%
Jazz Pharmaceuticals PLC	Health care	4,013	659,678	1.17%
Thor Industries, Inc.	Consumer cyclicals	4,565	646,416	1.15%
Polaris, Inc.	Consumer cyclicals	4,398	615,880	1.09%
Bristol-Myers Squibb Co.	Health care	9,717	606,524	1.07%
Merck & Co., Inc.	Health care	7,958	592,834	1.05%
BorgWarner, Inc.	Capital goods	12,034	584,614	1.04%
HubSpot, Inc.	Technology	1,103	580,511	1.03%
Tapestry, Inc.	Consumer cyclicals	11,995	573,940	1.02%
Timken Co. (The)	Basic materials	6,603	553,765	0.98%
AECOM	Capital goods	7,950	528,108	0.94%
Pfizer, Inc.	Health care	13,530	522,933	0.93%
Envista Holdings Corp.	Health care	11,122	481,358	0.85%
Peloton Interactive, Inc. Class A	Consumer cyclicals	4,660	458,294	0.81%
Hexcel Corp.	Capital goods	7,876	444,259	0.79%
RingCentral, Inc. Class A	Technology	1,387	442,454	0.78%
GrubHub, Inc.	Consumer staples	6,462	439,700	0.78%
Hanesbrands, Inc.	Consumer cyclicals	20,685	435,629	0.77%
General Motors Co.	Consumer cyclicals	7,424	424,819	0.75%
Coupa Software, Inc.	Technology	1,529	411,280	0.73%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	560	408,652	0.72%
Johnson & Johnson	Health care	2,478	403,234	0.71%
Eli Lilly and Co.	Health care	2,176	397,742	0.70%
Zynga, Inc. Class A	Technology	36,295	392,716	0.70%
Spirit AeroSystems Holdings, Inc.	Capital goods	8,568	391,484	0.69%
Class A
Square, Inc. Class A	Consumer cyclicals	1,582	387,286	0.69%
Lamb Weston Holdings, Inc.	Consumer staples	4,798	386,232	0.68%
TransDigm Group, Inc.	Capital goods	623	382,284	0.68%
Generac Holdings, Inc.	Capital goods	1,173	379,923	0.67%
Harley-Davidson, Inc.	Consumer cyclicals	7,785	376,584	0.67%
Nuance Communications, Inc.	Technology	7,077	376,305	0.67%
Foot Locker, Inc.	Consumer cyclicals	6,343	374,087	0.66%
Charles River Laboratories	Health care	1,116	371,118	0.66%
International, Inc.
Zendesk, Inc.	Technology	2,503	365,743	0.65%
Williams-Sonoma, Inc.	Consumer cyclicals	2,073	353,890	0.63%
Ford Motor Co.	Consumer cyclicals	30,572	352,796	0.63%
Integra LifeSciences Holdings Corp.	Health care	4,592	340,194	0.60%
Acuity Brands, Inc.	Capital goods	1,759	326,287	0.58%
Ulta Beauty, Inc.	Consumer staples	990	325,940	0.58%
Autonation, Inc.	Consumer cyclicals	3,151	322,876	0.57%
Dropbox, Inc. Class A	Technology	12,503	321,315	0.57%

54 Multi-Asset Absolute Return Fund

A BASKET (JPCMPTFL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
lululemon athletica, Inc. (Canada)	Consumer cyclicals	954	$319,934	0.57%
Comerica, Inc.	Financials	4,224	317,459	0.56%

A BASKET (UBSPUSER) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Microsoft Corp.	Technology	73,887	$18,632,875	7.38%
Apple, Inc.	Technology	92,337	12,138,635	4.81%
Amazon.com, Inc.	Consumer cyclicals	3,165	10,975,749	4.35%
Alphabet, Inc. Class C	Technology	3,304	7,963,002	3.15%
Facebook, Inc. Class A	Technology	15,858	5,155,208	2.04%
JPMorgan Chase & Co.	Financials	28,789	4,427,975	1.75%
PayPal Holdings, Inc.	Consumer cyclicals	16,746	4,392,432	1.74%
Visa, Inc. Class A	Financials	18,617	4,348,265	1.72%
Walmart, Inc.	Consumer cyclicals	30,375	4,249,740	1.68%
Mastercard, Inc. Class A	Consumer cyclicals	10,684	4,081,818	1.62%
Citigroup, Inc.	Financials	55,875	3,980,552	1.58%
Bank of America Corp.	Financials	98,113	3,976,528	1.57%
Union Pacific Corp.	Transportation	17,574	3,902,945	1.55%
Charter Communications, Inc. Class A	Communication services	5,614	3,780,717	1.50%
UnitedHealth Group, Inc.	Health care	9,328	3,720,035	1.47%
Danaher Corp.	Conglomerates	14,450	3,669,319	1.45%
NVIDIA Corp.	Technology	5,856	3,515,919	1.39%
Home Depot, Inc. (The)	Consumer cyclicals	10,414	3,370,665	1.33%
Eli Lilly and Co.	Health care	17,997	3,289,389	1.30%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	85,998	3,243,000	1.28%
Adobe, Inc.	Technology	6,308	3,206,655	1.27%
American Tower Corp.	Communication services	12,272	3,126,588	1.24%
Johnson & Johnson	Health care	18,209	2,963,145	1.17%
General Motors Co.	Consumer cyclicals	49,029	2,805,429	1.11%
Southwest Airlines Co.	Transportation	43,798	2,749,646	1.09%
Northrop Grumman Corp.	Capital goods	7,443	2,638,178	1.04%
Nike, Inc. Class B	Consumer cyclicals	19,876	2,635,975	1.04%
Fidelity National Information	Technology	16,641	2,544,395	1.01%
Services, Inc.
Tesla, Inc.	Consumer cyclicals	3,462	2,456,278	0.97%
Cigna Corp.	Health care	9,827	2,447,053	0.97%
Qualcomm, Inc.	Technology	17,547	2,435,588	0.96%
Goldman Sachs Group, Inc. (The)	Financials	6,927	2,413,803	0.96%
Procter & Gamble Co. (The)	Consumer staples	17,265	2,303,526	0.91%
Johnson Controls International PLC	Capital goods	36,097	2,250,280	0.89%
PepsiCo, Inc.	Consumer staples	15,076	2,173,369	0.86%
Cisco Systems, Inc./California	Technology	42,192	2,147,971	0.85%
AbbVie, Inc.	Health care	19,204	2,141,231	0.85%
Eaton Corp. PLC	Capital goods	14,746	2,107,677	0.83%
Valero Energy Corp.	Energy	26,792	1,981,517	0.78%

Multi-Asset Absolute Return Fund 55

A BASKET (UBSPUSER) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Applied Materials, Inc.	Technology	14,512	$1,925,869	0.76%
Target Corp.	Consumer cyclicals	9,127	1,891,657	0.75%
Estee Lauder Cos., Inc. (The) Class A	Consumer staples	6,022	1,889,565	0.75%
Sherwin-Williams Co. (The)	Basic materials	6,783	1,857,536	0.74%
Merck & Co., Inc.	Health care	24,877	1,853,330	0.73%
Texas Instruments, Inc.	Technology	10,204	1,841,836	0.73%
S&P Global, Inc.	Consumer cyclicals	4,628	1,806,675	0.72%
Exelon Corp.	Utilities and power	40,106	1,802,345	0.71%
Comcast Corp. Class A	Communication services	30,600	1,718,203	0.68%
American Electric Power Co., Inc.	Utilities and power	19,320	1,713,903	0.68%
Amgen, Inc.	Health care	7,150	1,713,312	0.68%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$8,995,000	$129,060	$(151)	3/23/31	(2.4275%) — At	USA Non Revised	$128,909
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
9,107,000	108,519	(153)	3/23/31	(2.45%) — At	USA Non Revised	108,366
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,769,000	40,399	(131)	4/1/31	(2.51%) — At	USA Non Revised	40,268
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,769,000	36,180	(131)	4/1/31	(2.515%) — At	USA Non Revised	36,050
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
2,564,000	25,571	(43)	4/1/31	(2.466%) — At	USA Non Revised	25,528
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
5,184,000	54,976	(52)	4/1/26	2.496% — At	USA Non Revised	(55,029)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
18,202,000	182,693	(184)	3/23/26	2.51% — At	USA Non Revised	(182,877)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity

56 Multi-Asset Absolute Return Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$18,705,000	$252,480	$—	3/23/26	2.445% — At	USA Non Revised	$(252,480)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
31,020,000	272,728	(311)	4/1/26	2.53% — At	USA Non Revised	(273,042)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
9,941,000	307,753	(146)	2/25/31	2.28% — At	USA Non Revised	(307,899)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
12,494,000	386,202	(183)	2/24/31	2.281% — At	USA Non Revised	(386,385)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
12,493,000	389,419	(183)	2/25/31	2.278% — At	USA Non Revised	(389,602)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
12,492,000	403,379	(183)	2/25/31	2.2675% — At	USA Non Revised	(403,562)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
36,204,000	454,252	(366)	3/24/26	2.4625% — At	USA Non Revised	(454,617)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
24,988,000	759,060	(366)	2/24/31	2.286% — At	USA Non Revised	(759,426)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(2,583)				$(3,125,798)

Multi-Asset Absolute Return Fund 57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BB–/P	$4,580	$67,000	$18,968	5/11/63	300 bp —	$(14,355)
Index						Monthly
CMBX NA BBB–.6	BB–/P	6,498	114,000	32,273	5/11/63	300 bp —	(25,718)
Index						Monthly
CMBX NA BBB–.6	BB–/P	15,001	243,000	68,793	5/11/63	300 bp —	(53,670)
Index						Monthly
Barclays Bank PLC
CMBX NA BBB–.6	BB–/P	26,163	236,000	66,812	5/11/63	300 bp —	(40,531)
Index						Monthly
CMBX NA BBB–.7	BB/P	8,583	1,527,000	304,178	1/17/47	300 bp —	(294,831)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA BB.6	B-/P	237,268	1,654,000	787,469	5/11/63	500 bp —	(548,823)
Index						Monthly
CMBX NA BB.7	B+/P	32,151	630,000	228,123	1/17/47	500 bp —	(195,447)
Index						Monthly
CMBX NA BBB–.6	BB–/P	886,347	13,919,000	3,940,469	5/11/63	300 bp —	(3,047,162)
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BB–/P	3,581,285	38,114,000	10,790,073	5/11/63	300 bp —	(7,189,732)
Index						Monthly
CMBX NA BBB–.7	BB/P	41,182	521,000	103,783	1/17/47	300 bp —	(62,341)
Index						Monthly
CMBX NA BBB–.7	BB/P	477,712	6,463,000	1,287,430	1/17/47	300 bp —	(806,487)
Index						Monthly
Goldman Sachs International
CMBX NA BBB–.6	BB–/P	12,819	162,000	45,862	5/11/63	300 bp —	(32,962)
Index						Monthly
CMBX NA BBB–.6	BB–/P	14,345	170,000	48,127	5/11/63	300 bp —	(33,696)
Index						Monthly
CMBX NA BBB–.6	BB–/P	15,423	178,000	50,392	5/11/63	300 bp —	(34,881)
Index						Monthly
CMBX NA BBB–.6	BB–/P	21,266	252,000	71,341	5/11/63	300 bp —	(49,950)
Index						Monthly
CMBX NA BBB–.6	BB–/P	32,134	292,000	82,665	5/11/63	300 bp —	(50,385)
Index						Monthly
CMBX NA BBB–.6	BB–/P	22,005	323,000	91,441	5/11/63	300 bp —	(69,275)
Index						Monthly
CMBX NA BBB–.6	BB–/P	43,866	508,000	143,815	5/11/63	300 bp —	(99,694)
Index						Monthly
CMBX NA BBB–.6	BB–/P	72,333	521,000	147,495	5/11/63	300 bp —	(74,901)
Index						Monthly
CMBX NA BBB–.6	BB–/P	54,650	727,000	205,814	5/11/63	300 bp —	(150,801)
Index						Monthly
CMBX NA BBB–.6	BB–/P	43,204	871,000	246,580	5/11/63	300 bp —	(202,941)
Index						Monthly

58 Multi-Asset Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB–/P	$113,818	$1,020,000	$288,762	5/11/63	300 bp —	$(174,434)
Index						Monthly
CMBX NA BBB–.6	BB–/P	113,818	1,020,000	288,762	5/11/63	300 bp —	(174,434)
Index						Monthly
CMBX NA BBB–.6	BB–/P	90,667	1,094,000	309,711	5/11/63	300 bp —	(218,497)
Index						Monthly
CMBX NA BBB–.6	BB–/P	123,458	1,108,000	313,675	5/11/63	300 bp —	(189,663)
Index						Monthly
CMBX NA BBB–.6	BB–/P	67,079	1,286,000	364,067	5/11/63	300 bp —	(296,345)
Index						Monthly
CMBX NA BBB–.6	BB–/P	217,829	2,012,000	569,597	5/11/63	300 bp —	(350,762)
Index						Monthly
CMBX NA BBB–.6	BB–/P	440,741	3,998,000	1,131,834	5/11/63	300 bp —	(689,094)
Index						Monthly
CMBX NA BBB–.7	BB/P	171,603	2,462,000	490,430	1/17/47	300 bp —	(317,596)
Index						Monthly
CMBX NA BBB–.7	BB/P	587,623	7,950,000	1,583,640	1/17/47	300 bp —	(992,042)
Index						Monthly
JPMorgan Securities LLC
CMBX NA BBB–.6	BB–/P	16,227,132	50,757,000	14,369,307	5/11/63	300 bp —	1,883,204
Index						Monthly
Merrill Lynch International
CMBX NA BB.7	B+/P	23,979	210,000	76,041	1/17/47	500 bp —	(51,887)
Index						Monthly
CMBX NA BBB– .6	BB–/P	4,041,450	14,999,000	4,246,217	5/11/63	300 bp —	(197,267)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BB–/P	320,980	4,845,000	1,371,620	5/11/63	300 bp —	(1,048,217)
Index						Monthly
Upfront premium received		28,188,992		Unrealized appreciation			1,883,204
Upfront premium (paid)		—		Unrealized (depreciation)			(17,778,821)
Total		$28,188,992		Total			$(15,895,617)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2021. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Multi-Asset Absolute Return Fund 59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$3,715	$433,000	$36,848	5/11/63	(200 bp) —	$40,419
					Monthly
CMBX NA BB.10 Index	(25,000)	228,000	68,560	11/17/59	(500 bp) —	43,370
					Monthly
CMBX NA BB.10 Index	(21,916)	210,000	63,147	11/17/59	(500 bp) —	41,056
					Monthly
CMBX NA BB.11 Index	(81,623)	630,000	82,215	11/18/54	(500 bp) —	67
					Monthly
CMBX NA BB.11 Index	(18,193)	193,000	25,187	11/18/54	(500 bp) —	6,833
					Monthly
CMBX NA BB.9 Index	(255,056)	2,471,000	652,838	9/17/58	(500 bp) —	395,723
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(51,729)	435,000	130,805	11/17/59	(500 bp) —	78,713
					Monthly
CMBX NA BB.10 Index	(55,104)	413,000	124,189	11/17/59	(500 bp) —	68,741
					Monthly
CMBX NA BB.7 Index	(29,194)	1,654,000	787,469	5/11/63	(500 bp) —	756,897
					Monthly
CMBX NA BB.9 Index	(112,076)	1,118,000	295,376	9/17/58	(500 bp) —	182,368
					Monthly
Goldman Sachs International
CMBX NA BB.7 Index	(30,568)	202,000	73,144	1/17/47	(500 bp) —	42,408
					Monthly
CMBX NA BB.7 Index	(296,107)	1,622,000	587,326	1/17/47	(500 bp) —	289,868
					Monthly
CMBX NA BB.7 Index	(43,113)	255,000	92,336	1/17/47	(500 bp) —	49,010
					Monthly
CMBX NA BB.7 Index	(19,899)	98,000	35,486	1/17/47	(500 bp) —	15,505
					Monthly
CMBX NA BB.9 Index	(21,896)	184,000	48,613	9/17/58	(500 bp) —	26,564
					Monthly
CMBX NA BB.9 Index	(22,144)	184,000	48,613	9/17/58	(500 bp) —	26,315
					Monthly
JPMorgan Securities LLC
CMBX NA BB.17 Index	(1,514,014)	3,092,000	1,119,613	1/17/47	(500 bp) —	(396,978)
					Monthly
CMBX NA BBB–.7 Index	(2,665,497)	11,354,000	2,261,717	1/17/47	(300 bp) —	(409,457)
					Monthly
Merrill Lynch International
CMBX NA A.6 Index	8,647	520,000	44,252	5/11/63	(200 bp) —	52,725
					Monthly
CMBX NA BB.10 Index	(23,898)	420,000	126,294	11/17/59	(500 bp) —	102,046
					Monthly

60 Multi-Asset Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International cont.
CMBX NA BB.11 Index	$(273,312)	$553,000	$72,167	11/18/54	(500 bp) —	$(201,606)
					Monthly
CMBX NA BB.9 Index	(29,958)	769,000	203,170	9/17/58	(500 bp) —	172,571
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(315,451)	3,096,000	616,723	1/17/47	(300 bp) —	299,724
					Monthly
CMBX NA BB.10 Index	(22,024)	210,000	63,147	11/17/59	(500 bp) —	40,948
					Monthly
CMBX NA BB.9 Index	(44,620)	368,000	97,226	9/17/58	(500 bp) —	52,299
					Monthly
CMBX NA BB.9 Index	(22,310)	184,000	48,613	9/17/58	(500 bp) —	26,149
					Monthly
Upfront premium received	12,362			Unrealized appreciation		2,810,319
Upfront premium (paid)	(5,994,702)			Unrealized (depreciation)		(1,008,041)
Total	$(5,982,340)			Total		$1,802,278

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/21
(Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 36	B+/P	$(5,965,956)	$69,699,000	$6,877,200	6/20/26	500 bp —	$1,201,657
Index						Quarterly
Total		$(5,965,956)					$1,201,657

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2021. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Multi-Asset Absolute Return Fund 61

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 4/30/21 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt*	(paid)**	amount	Value	date	by fund	(depreciation)
EM Series 35	$(2,557,016)	$64,692,000	$2,111,482	6/20/26	(100 bp) —	$(508,429)
Index					Quarterly
NA HY Series 36	6,050,681	69,858,000	6,892,889	6/20/26	(500 bp) —	(1,152,688)
Index					Quarterly
Total	$3,493,665					$(1,661,117)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$11,025,727	$—	$—
Capital goods	3,915,564	—	—
Communication services	2,305,268	—	—
Consumer cyclicals	6,331,819	—	—
Consumer staples	11,742,879	—	—
Energy	2,812,824	294	—
Financials	18,131,113	—	157,167
Health care	2,968,282	—	—
Technology	44,027,038	—	—
Utilities and power	446,848	27,288	12
Total common stocks	103,707,362	27,582	157,179

Asset-backed securities	—	8,141,701	—
Commodity linked notes	—	82,851,700	—
Corporate bonds and notes	—	1,572,894	—
Foreign government and agency bonds and notes	—	8,599,207	—
Investment companies	73,338,495	—	—
Mortgage-backed securities	—	66,641,276	—
Purchased swap options outstanding	—	90,469	—
U.S. government and agency mortgage obligations	—	310,684,317	—
U.S. treasury obligations	—	605,286	—
Warrants	—	11,526,503	—
Short-term investments	4,643,000	413,288,109	—
Totals by level	$181,688,857	$904,029,044	$157,179

62 Multi-Asset Absolute Return Fund

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$141,744	$—
Futures contracts	(7,541,058)	—	—
Written swap options outstanding	—	(179,392)	—
Forward premium swap option contracts	—	(191,089)	—
TBA sale commitments	—	(155,306,018)	—
Interest rate swap contracts	—	212,254	—
Total return swap contracts	—	(2,259,500)	—
Credit default contracts	—	(34,287,160)	—
Totals by level	$(7,541,058)	$(191,869,161)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Multi-Asset Absolute Return Fund 63

Statement of assets and liabilities 4/30/21 (Unaudited)

ASSETS
Investment in securities, at value, including $51,103,063 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $817,536,156)	$867,228,792
Affiliated issuers (identified cost $218,646,288) (Note 5)	218,646,288
Cash	1,621
Foreign currency (cost $1,943) (Note 1)	4,868
Dividends, interest and other receivables	1,826,209
Foreign tax reclaim	360,304
Receivable for shares of the fund sold	10,016,612
Receivable for investments sold	1,013,938
Receivable for sales of TBA securities (Note 1)	113,525,643
Receivable for variation margin on futures contracts (Note 1)	669,325
Receivable for variation margin on centrally cleared swap contracts (Note 1)	273,079
Unrealized appreciation on forward premium swap option contracts (Note 1)	90,323
Unrealized appreciation on forward currency contracts (Note 1)	3,765,689
Unrealized appreciation on OTC swap contracts (Note 1)	20,960,623
Premium paid on OTC swap contracts (Note 1)	5,994,702
Prepaid assets	50,078
Total assets	1,244,428,094

LIABILITIES
Payable for investments purchased	1,682,456
Payable for purchases of TBA securities (Note 1)	262,923,520
Payable for shares of the fund repurchased	11,531,673
Payable for compensation of Manager (Note 2)	131,082
Payable for custodian fees (Note 2)	140,437
Payable for investor servicing fees (Note 2)	122,105
Payable for Trustee compensation and expenses (Note 2)	258,396
Payable for administrative services (Note 2)	2,278
Payable for distribution fees (Note 2)	80,595
Payable for variation margin on futures contracts (Note 1)	867,100
Payable for variation margin on centrally cleared swap contracts (Note 1)	262,873
Unrealized depreciation on OTC swap contracts (Note 1)	34,190,247
Premium received on OTC swap contracts (Note 1)	28,201,354
Unrealized depreciation on forward currency contracts (Note 1)	3,623,945
Unrealized depreciation on forward premium swap option contracts (Note 1)	281,412
Written options outstanding, at value (premiums $164,958) (Note 1)	179,392
TBA sale commitments, at value (proceeds receivable $154,954,609) (Note 1)	155,306,018
Collateral on securities loaned, at value (Note 1)	52,691,058
Collateral on certain derivative contracts, at value (Notes 1 and 8)	5,248,286
Other accrued expenses	446,739
Total liabilities	558,170,966

Net assets	$686,257,128

(Continued on next page)

64 Multi-Asset Absolute Return Fund

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$738,211,687
Total distributable earnings (Note 1)	(51,954,559)
Total — Representing net assets applicable to capital shares outstanding	$686,257,128

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($198,728,974 divided by 19,318,593 shares)	$10.29
Offering price per class A share (100/94.25 of $10.29)*	$10.92
Net asset value and offering price per class B share ($6,239,277 divided by 632,520 shares)**	$9.86
Net asset value and offering price per class C share ($38,806,894 divided by 3,948,259 shares)**	$9.83
Net asset value, offering price and redemption price per class P share
($299,615,607 divided by 28,767,207 shares)	$10.42
Net asset value, offering price and redemption price per class R share
($2,233,239 divided by 221,621 shares)	$10.08
Net asset value, offering price and redemption price per class R6 share
($27,312,048 divided by 2,615,709 shares)	$10.44
Net asset value, offering price and redemption price per class Y share
($113,321,089 divided by 10,919,361 shares)	$10.38

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Multi-Asset Absolute Return Fund 65

Statement of operations Six months ended 4/30/21 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $126,265 from investments in affiliated issuers) (Note 5)	$3,278,273
Dividends (net of foreign tax of $127,397)	1,596,958
Securities lending (net of expenses) (Notes 1 and 5)	17,878
Total investment income	4,893,109

EXPENSES
Compensation of Manager (Note 2)	1,360,049
Investor servicing fees (Note 2)	391,766
Custodian fees (Note 2)	107,101
Trustee compensation and expenses (Note 2)	17,456
Distribution fees (Note 2)	590,352
Administrative services (Note 2)	12,487
Other	201,645
Fees waived and reimbursed by Manager (Note 2)	(132,169)
Total expenses	2,548,687
Expense reduction (Note 2)	(4,229)
Net expenses	2,544,458

Net investment income	2,348,651

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	55,372,967
Foreign currency transactions (Note 1)	(188,840)
Forward currency contracts (Note 1)	2,398,477
Futures contracts (Note 1)	(32,262,017)
Swap contracts (Note 1)	(36,349,483)
Written options (Note 1)	691,011
Total net realized loss	(10,337,885)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	2,754,671
Assets and liabilities in foreign currencies	15,023
Forward currency contracts	(608,968)
Futures contracts	(5,871,635)
Swap contracts	13,094,061
Written options	(667,657)
Total change in net unrealized appreciation	8,715,495

Net loss on investments	(1,622,390)

Net increase in net assets resulting from operations	$726,261

The accompanying notes are an integral part of these financial statements.

66 Multi-Asset Absolute Return Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/21*	Year ended 10/31/20
Operations
Net investment income	$2,348,651	$16,359,167
Net realized loss on investments
and foreign currency transactions	(10,337,885)	(131,191,748)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	8,715,495	9,639,046
Net increase (decrease) in net assets resulting
from operations	726,261	(105,193,535)
Decrease from capital share transactions (Note 4)	(110,061,250)	(232,472,827)
Total decrease in net assets	(109,334,989)	(337,666,362)

NET ASSETS
Beginning of period	795,592,117	1,133,258,479
End of period	$686,257,128	$795,592,117

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Multi-Asset Absolute Return Fund 67

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS							RATIOS AND SUPPLEMENTAL DATA
														Ratio of net
	Net asset	Net	Net realized										Ratio of	investment
	value,	investment	and unrealized	Total from	From net	From net			Non-recurring	Net asset	Total return	Net assets,	expenses	income (loss)	Portfolio
	beginning	income	gain (loss) on	investment	investment	realized gain	From return	Total	reimburse-	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	(loss)[a]	investments	operations	income	on investments	of capital	distributions	ments	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[e]
Class A
April 30, 2021**	$10.29	.02	(.02)	—[h]	—	—	—	—	—	$10.29	—*i	$198,729	.43*d	.24*d	490*
October 31, 2020	11.47	.17	(1.35)	(1.18)	—	—	—	—	—	10.29	(10.29)	226,129	.86[d]	1.56[d]	416
October 31, 2019	11.39	.27	.18	.45	(.37)	—	—[h]	(.37)	—	11.47	4.24	285,722	.89[d]	2.36[d]	638
October 31, 2018	12.34	.23	(.88)	(.65)	(.24)	(.06)	—	(.30)	—[f]	11.39	(5.43)	357,330	1.02[d,g]	1.96[d]	479
October 31, 2017	11.28	.24	.82	1.06	—	—	—	—	—	12.34	9.40	262,943	1.16	2.01	559
October 31, 2016	12.45	.25	(.50)	(.25)	(.78)	(.12)	(.02)	(.92)	—	11.28	(1.81)	316,497	1.19[d]	2.21[d]	578
Class B
April 30, 2021**	$9.90	(.01)	(.03)	(.04)	—	—	—	—	—	$9.86	(.40)*	$6,239	.80 *d	(.14)*d	490*
October 31, 2020	11.12	.09	(1.31)	(1.22)	—	—	—	—	—	9.90	(10.97)	9,037	1.61[d]	.85[d]	416
October 31, 2019	11.04	.18	.18	.36	(.28)	—	—[h]	(.28)	—	11.12	3.48	16,092	1.64[d]	1.62[d]	638
October 31, 2018	11.95	.14	(.86)	(.72)	(.13)	(.06)	—	(.19)	—[f]	11.04	(6.11)	26,759	1.77[d,g]	1.20[d]	479
October 31, 2017	11.01	.15	.79	.94	—	—	—	—	—	11.95	8.54	23,289	1.91	1.30	559
October 31, 2016	12.16	.16	(.47)	(.31)	(.70)	(.12)	(.02)	(.84)	—	11.01	(2.50)	28,632	1.94[d]	1.45[d]	578
Class C
April 30, 2021**	$9.86	(.01)	(.02)	(.03)	—	—	—	—	—	$9.83	(.30)*	$38,807	.80*d	(.14) *d	490*
October 31, 2020	11.08	.09	(1.31)	(1.22)	—	—	—	—	—	9.86	(11.01)	73,200	1.61[d]	.86[d]	416
October 31, 2019	11.01	.18	.18	.36	(.29)	—	—[h]	(.29)	—	11.08	3.47	139,156	1.64[d]	1.62[d]	638
October 31, 2018	11.93	.14	(.86)	(.72)	(.14)	(.06)	—	(.20)	—[f]	11.01	(6.13)	201,582	1.77[d,g]	1.22[d]	479
October 31, 2017	10.99	.15	.79	.94	—	—	—	—	—	11.93	8.55	151,075	1.91	1.29	559
October 31, 2016	12.16	.16	(.48)	(.32)	(.71)	(.12)	(.02)	(.85)	—	10.99	(2.54)	186,452	1.94[d]	1.46[d]	578
Class P
April 30, 2021**	$10.39	.05	(.02)	.03	—	—	—	—	—	$10.42	.29 *	$299,616	.22*d	.45*d	490*
October 31, 2020	11.54	.21	(1.36)	(1.15)	—	—	—	—	—	10.39	(9.97)	277,872	.46[d]	1.92[d]	416
October 31, 2019	11.47	.31	.18	.49	(.42)	—	—[h]	(.42)	—	11.54	4.58	258,501	.50[d]	2.77[d]	638
October 31, 2018	12.42	.29	(.90)	(.61)	(.28)	(.06)	—	(.34)	—[f]	11.47	(5.03)	220,539	.63[d,g]	2.42[d]	479
October 31, 2017	11.31	.29	.82	1.11	—	—	—	—	—	12.42	9.81	89,518.78		2.41	559
October 31, 2016†	11.25	.04	.02	.06	—	—	—	—	—	11.31	.53*	71,489	.14*	.39*	578
Class R
April 30, 2021**	$10.09	.01	(.02)	(.01)	—	—	—	—	—	$10.08	(.10)*	$2,233	.55*d	.12*d	490*
October 31, 2020	11.27	.14	(1.32)	(1.18)	—	—	—	—	—	10.09	(10.47)	2,607	1.11[d]	1.33[d]	416
October 31, 2019	11.20	.24	.17	.41	(.34)	—	—[h]	(.34)	—	11.27	3.93	3,746	1.14[d]	2.13[d]	638
October 31, 2018	12.16	.19	(.86)	(.67)	(.23)	(.06)	—	(.29)	—[f]	11.20	(5.65)	4,377	1.27[d,g]	1.65[d]	479
October 31, 2017	11.15	.20	.81	1.01	—	—	—	—	—	12.16	9.06	4,597	1.41	1.73	559
October 31, 2016	12.31	.22	(.49)	(.27)	(.75)	(.12)	(.02)	(.89)	—	11.15	(2.05)	1,861	1.44[d]	1.96[d]	578

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

68 Multi-Asset Absolute Return Fund	Multi-Asset Absolute Return Fund 69

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS							RATIOS AND SUPPLEMENTAL DATA
														Ratio of net
	Net asset	Net	Net realized										Ratio of	investment
	value,	investment	and unrealized	Total from	From net	From net			Non-recurring	Net asset	Total return	Net assets,	expenses	income (loss)	Portfolio
	beginning	income	gain (loss) on	investment	investment	realized gain	From return	Total	reimburse-	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	(loss)[a]	investments	operations	income	on investments	of capital	distributions	ments	of period	value (%) [b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[e]
Class R6
April 30, 2021**	$10.42	.04	(.02)	.02	—	—	—	—	—	$10.44	.19 *	$27,312	.24*d	.42*d	490*
October 31, 2020	11.58	.21	(1.37)	(1.16)	—	—	—	—	—	10.42	(10.02)	10,764	.50[d]	1.93[d]	416
October 31, 2019	11.50	.31	.18	.49	(.41)	—	—[h]	(.41)	—	11.58	4.60	13,717	.54[d]	2.73[d]	638
October 31, 2018	12.45	.27	(.88)	(.61)	(.28)	(.06)	—	(.34)	—[f]	11.50	(5.06)	13,971	.67[d,g]	2.29[d]	479
October 31, 2017	11.35	.28	.82	1.10	—	—	—	—	—	12.45	9.69	9,071.82		2.37	559
October 31, 2016	12.51	.29	(.49)	(.20)	(.82)	(.12)	(.02)	(.96)	—	11.35	(1.40)	7,817	.85[d]	2.54[d]	578
Class Y
April 30, 2021**	$10.36	.04	(.02)	.02	—	—	—	—	—	$10.38	.19 *	$113,321	.30*d	.38*d	490*
October 31, 2020	11.52	.21	(1.37)	(1.16)	—	—	—	—	—	10.36	(10.07)	195,984	.61[d]	1.89[d]	416
October 31, 2019	11.45	.30	.17	.47	(.40)	—	—[h]	(.40)	—	11.52	4.39	409,994	.64[d]	2.61[d]	638
October 31, 2018	12.40	.26	(.88)	(.62)	(.27)	(.06)	—	(.33)	—[f]	11.45	(5.16)	679,839	.77[d,g]	2.19[d]	479
October 31, 2017	11.31	.27	.82	1.09	—	—	—	—	—	12.40	9.64	622,673.91		2.29	559
October 31, 2016	12.47	.28	(.49)	(.21)	(.81)	(.12)	(.02)	(.95)	—	11.31	(1.48)	602,704	.94[d]	2.47[d]	578

* Not annualized.

** Unaudited.

† For the period August 31, 2016 (commencement of operations) to October 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	4/30/21	10/31/20	10/31/19	10/31/18	10/31/16
Class A	0.02%	0.04%	0.03%	0.02%	<0.01%
Class B	0.02	0.04	0.03	0.02	<0.01
Class C	0.02	0.04	0.03	0.02	<0.01
Class P	0.02	0.04	0.03	0.02	—
Class R	0.02	0.04	0.03	0.02	<0.01
Class R6	0.02	0.04	0.03	0.02	<0.01
Class Y	0.02	0.04	0.03	0.02	<0.01

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclay’s Capital Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

g Includes one-time merger costs of 0.01%.

h Amount represents less than $0.01 per share.

i Amount represents less than 0.01%.

The accompanying notes are an integral part of these financial statements.

70 Multi-Asset Absolute Return Fund	Multi-Asset Absolute Return Fund 71

Notes to financial statements 4/30/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2020 through April 30, 2021.

Putnam Multi-Asset Absolute Return Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek positive total return. In pursuing a positive total return, the fund’s strategies are generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. The fund aims to accomplish this objective by combining “directional” strategies and “non-directional” strategies. The directional strategies seek efficient, diversified exposure to investment markets. They also seek to balance risk and provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The non-directional strategies aim to provide positive returns that have minimal correlation with traditional asset classes, such as equities or equity-like investments. The non-directional strategies are generally implemented using paired long and short positions in an effort to capitalize on long-term market inefficiencies and short-term opportunities. The non-directional strategies may involve the use of active trading strategies, currency transactions and options transactions.

Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class A, class B, class C, class P, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A shares generally are not subject to a contingent deferred sales charge, and class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Prior to March 1, 2021, class C shares generally converted to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

72 Multi-Asset Absolute Return Fund

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swaps taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific

Multi-Asset Absolute Return Fund 73

security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium

74 Multi-Asset Absolute Return Fund

originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

Multi-Asset Absolute Return Fund 75

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

76 Multi-Asset Absolute Return Fund

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Multi-Asset Absolute Return Fund 77

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $40,526,900 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $41,866,599 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $52,691,058 and the value of securities loaned amounted to $51,103,063.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

78 Multi-Asset Absolute Return Fund

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$47,750,266	$25,760,671	$73,510,937

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $855,684,410, resulting in gross unrealized appreciation and depreciation of $109,175,932 and $78,395,481, respectively, or net unrealized appreciation of $30,780,451.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Effective April 30, 2018, such annual rates may vary as follows:

0.880%	of the first $5 billion,	0.680%	of the next $50 billion,
0.830%	of the next $5 billion,	0.660%	of the next $50 billion,
0.780%	of the next $10 billion,	0.650%	of the next $100 billion and
0.730%	of the next $10 billion,	0.645%	of any excess thereafter.

Prior to April 30, 2018, the annual rates were as follows:

1.030%	of the first $5 billion,	0.830%	of the next $50 billion,
0.980%	of the next $5 billion,	0.810%	of the next $50 billion,
0.930%	of the next $10 billion,	0.800%	of the next $100 billion and
0.880%	of the next $10 billion,	0.795%	of any excess thereafter.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by Putnam Absolute Return 500 Fund’s class A shares for periods prior to April 30, 2018 and by the fund’s class A shares for periods thereafter) and the annualized performance of the ICE BofA U.S. Treasury Bill Index plus 5.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/–0.20%. Each month, the performance adjustment rate is multiplied by the fund’s combined average net assets (calculated as the combined average net assets of Putnam Absolute Return 500 Fund and the fund for periods prior to April 30, 2018 and as the fund’s average net assets for periods thereafter) over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that

Multi-Asset Absolute Return Fund 79

month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s combined average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Prior to April 30, 2018, the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease was calculated monthly based on a performance adjustment rate that was equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofA U.S. Treasury Bill Index plus 7.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate was +/- 0.28%. Each month, the performance adjustment rate was multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount was added to, or subtracted from, the base fee for that month. The monthly base fee was determined based on the fund’s average net assets for the month, while the performance adjustment was determined based on the fund’s average net assets over the performance period of up to thirty-six months.

The management contract also provides for a reduction of the management fee for the fund in any circumstance where the fee payable by the fund is higher than what the management fee would have been under the prior fee schedule in effect for the fund prior to the funds merger with Putnam Absolute Return 500 Fund on April 30, 2018 (the “Prior Management Contract”). Under those circumstances, Putnam Management has agreed to reduce its management fee to reflect the lower amount that would have been payable under the Prior Management Contract.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.186% of the fund’s average net assets, which included an effective base fee of 0.354% and a decrease of 0.168% ($1,232,369) based on performance.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2022, to the extent that the total expenses of the fund (before any applicable performance-based upward or downward adjustments to the fund’s management fee and excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.77% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $132,169 as a result of this limit.

Putnam Management has also contractually agreed, through February 28, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

80 Multi-Asset Absolute Return Fund

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$187,283	Class R	2,019
Class B	6,789	Class R6	6,469
Class C	50,634	Class Y	124,195
Class P	14,377	Total	$391,766

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,229 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $459, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$261,806
Class B	1.00%	1.00%	38,081
Class C	1.00%	1.00%	284,821
Class R	1.00%	0.50%	5,644
Total			$590,352

Multi-Asset Absolute Return Fund 81

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $6,369 from the sale of class A shares and received $354 and $1,028 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $130 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,667,601,881	$2,939,957,889
U.S. government securities (Long-term)	—	—
Total	$2,667,601,881	$2,939,957,889

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	2,323,115	$23,799,339	3,781,573	$41,210,635
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	2,323,115	23,799,339	3,781,573	41,210,635
Shares repurchased	(4,989,065)	(51,365,473)	(6,715,405)	(72,525,305)
Net decrease	(2,665,950)	$(27,566,134)	(2,933,832)	$(31,314,670)

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	1,121	$11,105	1,640	$17,850
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	1,121	11,105	1,640	17,850
Shares repurchased	(281,409)	(2,789,060)	(536,444)	(5,621,200)
Net decrease	(280,288)	$(2,777,955)	(534,804)	$(5,603,350)

82 Multi-Asset Absolute Return Fund

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	51,026	$503,208	209,619	$2,201,487
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	51,026	503,208	209,619	2,201,487
Shares repurchased	(3,523,262)	(34,590,922)	(5,351,053)	(55,880,946)
Net decrease	(3,472,236)	$(34,087,714)	(5,141,434)	$(53,679,459)

			YEAR ENDED 10/31/20*
Class M			Shares	Amount
Shares sold			166	$1,834
Shares issued in connection with reinvestment of distributions			—	—
			166	1,834
Shares repurchased			(566,186)	(6,211,429)
Net decrease			(566,020)	$(6,209,595)

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class P	Shares	Amount	Shares	Amount
Shares sold	14,752,937	$153,251,875	36,369,149	$389,443,438
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	14,752,937	153,251,875	36,369,149	389,443,438
Shares repurchased	(12,721,554)	(131,949,107)	(32,033,437)	(341,892,105)
Net increase	2,031,383	$21,302,768	4,335,712	$47,551,333

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	30,529	$308,523	12,247	$131,079
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	30,529	308,523	12,247	131,079
Shares repurchased	(67,305)	(680,429)	(86,156)	(896,136)
Net decrease	(36,776)	$(371,906)	(73,909)	$(765,057)

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,062,529	$21,436,140	334,908	$3,737,256
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	2,062,529	21,436,140	334,908	3,737,256
Shares repurchased	(479,570)	(4,982,124)	(487,051)	(5,310,883)
Net increase (decrease)	1,582,959	$16,454,016	(152,143)	$(1,573,627)

Multi-Asset Absolute Return Fund 83

	SIX MONTHS ENDED 4/30/21		YEAR ENDED 10/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	908,415	$9,426,643	6,413,934	$69,737,986
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	908,415	9,426,643	6,413,934	69,737,986
Shares repurchased	(8,899,204)	(92,440,968)	(23,084,310)	(250,616,388)
Net decrease	(7,990,789)	$(83,014,325)	(16,670,376)	$(180,878,402)

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

At the close of the reporting period, the Putnam RetirementReady Funds owned 43.3% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/20	cost	proceeds	income	of 4/30/21
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$54,965,683	$399,369,246	$401,643,871	$29,189	$52,691,058
Putnam Short Term
Investment Fund**	194,264,638	36,982,472	65,291,880	126,265	165,955,230
Total Short-term
investments	$249,230,321	$436,351,718	$466,935,751	$155,454	$218,646,288

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

84 Multi-Asset Absolute Return Fund

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. In November 2020, this date was extended until June 30, 2023 for certain widely followed tenors (overnight and 1-, 3-, 6-, and 12-month U.S. dollar LIBOR). LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to June 30, 2023.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$62,000
Purchased currency option contracts (contract amount)	$32,900,000
Purchased swap option contracts (contract amount)	$29,500,000
Written currency option contracts (contract amount)	$31,200,000
Written swap option contracts (contract amount)	$25,800,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$688,800,000
Centrally cleared interest rate swap contracts (notional)	$258,200,000
OTC total return swap contracts (notional)	$1,861,700,000
Centrally cleared total return swap contracts (notional)	$93,400,000
OTC credit default contracts (notional)	$191,300,000
Centrally cleared credit default contracts (notional)	$189,800,000
Warrants (number of warrants)	3,700,000

Multi-Asset Absolute Return Fund 85

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Credit contracts	appreciation	$17,000,818*	Unrealized depreciation	$51,287,978*
Foreign exchange
contracts	Receivables	3,765,689	Payables	3,623,945
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	29,484,330*	Unrealized depreciation	20,363,966*
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	1,680,085*	Unrealized depreciation	9,142,262*
Total		$51,930,922		$84,418,151

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

86 Multi-Asset Absolute Return Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(4,775,619)	$(4,775,619)
Foreign exchange
contracts	—	(480,390)	—	2,398,477	—	1,918,087
Equity contracts	5,373,788	(4,799,764)	(10,866,706)	—	(34,137,391)	(44,430,073)
Interest rate
contracts	—	605,592	(21,395,311)	—	2,563,527	(18,226,192)
Total	$5,373,788	$(4,674,562)	$(32,262,017)	$2,398,477	$(36,349,483)	$(65,513,797)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$7,476,769	$7,476,769
Foreign exchange
contracts	—	721,275	—	(608,968)	—	112,307
Equity contracts	(3,782,942)	1,432,482	(4,987,141)	—	9,177,124	1,839,523
Interest rate
contracts	—	(385,474)	(884,494)	—	(3,559,832)	(4,829,800)
Total	$(3,782,942)	$1,768,283	$(5,871,635)	$(608,968)	$13,094,061	$4,598,799

Multi-Asset Absolute Return Fund 87

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$ 69,061	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 69,061
OTC Total return
swap contracts*#	7,767,730	34,254	—	—	1,108,686	—	2,225	845,111	—	3,841,262	10,400	—	—	—	—	—	2,657,432	—	16,267,100
Centrally cleared total return
swap contracts§	—	—	142,444	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	142,444
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	925,541	1,334,822	883,397	—	—	3,373,076	444,257	823,525	—	—	—	—	—	7,784,618
Centrally cleared credit
default contracts§	—	—	61,574	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	61,574
Futures contracts§	—	—	—	507,537	—	—	—	—	—	—	161,788	—	—	—	—	—	—	—	669,325
Forward currency contracts#	163,338	832	—	—	177,327	—	60,547	615,415	144,851	189,703	—	—	382,522	56,155	1,395,609	195,420	317,561	66,409	3,765,689
Forward premium swap
option contracts#	52,201	—	—	—	—	—	—	2,869	—	35,253	—	—	—	—	—	—	—	—	90,323
Purchased swap options**#	—	90,469	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	90,469
Total Assets	$7,983,269	$125,555	$273,079	$507,537	$1,286,013	$925,541	$1,397,594	$2,346,792	$144,851	$4,066,218	$3,545,264	$444,257	$1,206,047	$56,155	$1,395,609	$195,420	$2,974,993	$66,409	$28,940,603
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	187,981	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	187,981
OTC Total return
swap contracts*#	9,265,459	39,890	—	—	2,620,068	—	165,918	1,237,015	—	—	1,312	—	—	—	—	—	2,073,723	—	15,403,385
Centrally cleared total return
swap contracts§	—	—	74,892	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	74,892
OTC Credit default contracts —
protection sold*#	119,822	370,108	—	—	—	4,947,198	12,158,739	6,461,034	—	—	14,343,928	4,314,583	1,369,197	—	—	—	—	—	44,084,609
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	824,210	—	—	—	—	—	—	42,890	—	—	—	—	—	—	—	867,100
Forward currency contracts#	91,484	320,026	—	—	76,250	—	46,709	352,366	228,901	252,477	—	—	430,344	361,438	481,416	344,477	602,465	35,592	3,623,945
Forward premium swap
option contracts#	168,117	—	—	—	—	—	—	8,095	—	105,200	—	—	—	—	—	—	—	—	281,412
Written swap options#	—	179,392	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	179,392
Total Liabilities	$9,644,882	$909,416	$262,873	$824,210	$2,696,318	$4,947,198	$12,371,366	$8,058,510	$228,901	$357,677	$14,388,130	$4,314,583	$1,799,541	$361,438	$481,416	$344,477	$2,676,188	$35,592	$64,702,716

88 Multi-Asset Absolute Return Fund	Multi-Asset Absolute Return Fund 89

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Total Financial and Derivative
Net Assets	$(1,661,613)	$(783,861)	$10,206	$(316,673)	$(1,410,305)	$(4,021,657)	$(10,973,772)	$(5,711,718)	$(84,050)	$3,708,541	$(10,842,866)	$(3,870,326)	$(593,494)	$(305,283)	$914,193	$(149,057)	$298,805	$30,817	$(35,762,113)
Total collateral
received (pledged)†##	$(1,529,913)	$(783,861)	$—	$—	$(1,410,305)	$(4,021,657)	$(10,973,772)	$(5,413,805)	$—	$3,708,541	$(10,842,866)	$(3,870,326)	$(465,000)	$(301,983)	$605,286	$(132,990)	$(212,000)	$—
Net amount	$(131,700)	$—	$10,206	$(316,673)	$—	$—	$—	$(297,913)	$(84,050)	$—	$—	$—	$(128,494)	$(3,300)	$308,907	$(16,067)	$510,805	$30,817
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,643,000	$—	$—	$—	$—	$605,286	$—	$—	$—	$5,248,286
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(1,529,913)	$(785,943)	$—	$—	$(2,193,789)	$(4,049,964)	$(11,878,644)	$(5,413,805)	$—	$—	$(11,028,605)	$(3,873,963)	$(465,000)	$(301,983)	$—	$(132,990)	$(212,000)	$—	$(41,866,599)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $9,202,000 and $8,374,818, respectively.

Note 9: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

90 Multi-Asset Absolute Return Fund	Multi-Asset Absolute Return Fund 91

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

92 Multi-Asset Absolute Return Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisors	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
The Putnam Advisory Company, LLC	Mona K. Sutphen	Compliance Officer
100 Federal Street
Boston, MA 02110	Officers	Susan G. Malloy
	Robert L. Reynolds	Vice President and
Marketing Services	President	Assistant Treasurer
Putnam Retail Management
100 Federal Street	Robert T. Burns	Denere P. Poulack
Boston, MA 02110	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Custodian
State Street Bank	James F. Clark	Janet C. Smith
and Trust Company	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Legal Counsel		Principal Accounting Officer,
Ropes & Gray LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Multi-Asset Absolute Return Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 28, 2021